AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 108.8%
Asset-Backed Securities — 11.8%
Automobiles — 2.9%
American Credit Acceptance Receivables Trust,
Series 2022-03, Class B, 144A
4.550%	10/13/26	245	$242,015
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,833,101
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	533	527,967
Series 2020-02, Class B
0.970%	02/18/26	260	256,202
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	3,300	3,300,405
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A
3.700%	09/20/24	1,000	995,529
Series 2018-02A, Class A, 144A
4.000%	03/20/25	350	345,770
Series 2019-03A, Class A, 144A
2.360%	03/20/26	4,178	3,961,010
Series 2020-01A, Class A, 144A
2.330%	08/20/26	2,000	1,877,743
Series 2021-01A, Class D, 144A
3.710%	08/20/27	5,000	4,167,685
Series 2021-02A, Class A, 144A
1.660%	02/20/28	4,700	4,132,412
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	5,034,411
Series 2023-02A, Class A, 144A
5.200%	10/20/27	900	897,913
Carvana Auto Receivables Trust,
Series 2022-P02, Class A3
4.130%	04/12/27	3,535	3,458,053
Credit Acceptance Auto Loan Trust,
Series 2020-02A, Class A, 144A
1.370%	07/16/29	89	88,829
Series 2021-02A, Class A, 144A
0.960%	02/15/30	1,231	1,196,435
Drive Auto Receivables Trust,
Series 2021-02, Class B
0.580%	12/15/25	1,100	1,092,589
DT Auto Owner Trust,
Series 2023-01A, Class B, 144A
5.190%	10/16/28	1,070	1,062,034
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,650	1,652,400
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	52	51,977
Series 2021-02A, Class B
0.570%	09/15/25	36	36,130
Series 2022-01A, Class B
2.180%	06/15/26	1,755	1,720,642
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2022-04A, Class B
4.570%	01/15/27	1,325	$1,306,219
Series 2022-06A, Class B
6.030%	08/16/27	670	673,811
Series 2023-01A, Class B
5.720%	04/15/27	1,620	1,632,015
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	2,247	2,212,266
Series 2023-01, Class B, 144A
5.050%	01/18/28	596	589,902
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	2,600	2,522,209
Series 2020-01, Class A, 144A
2.040%	08/15/31	4,000	3,796,248
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,730	1,572,646
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	357,459
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	907,069
Series 2023-01, Class A, 144A
4.850%	08/15/35	3,600	3,608,472
GLS Auto Receivables Issuer Trust,
Series 2022-03A, Class B, 144A
4.920%	01/15/27	390	385,385
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,200	3,217,538
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,776	3,344,654
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,165	1,090,503
Series 2022-02A, Class A, 144A
2.330%	06/26/28	5,600	4,982,146
Honda Auto Receivables Owner Trust,
Series 2021-04, Class A3
0.880%	01/21/26	790	754,527
Hyundai Auto Receivables Trust,
Series 2021-C, Class A3
0.740%	05/15/26	930	887,238
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A
1.886%	01/25/28	205	203,186
Series 2021-02, Class D, 144A
1.138%	12/26/28	268	258,298
Series 2021-03, Class D, 144A
1.009%	02/26/29	302	284,379
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,309	2,242,066
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	683,636
A1

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	$197,902
Series 2023-01A, Class A, 144A
5.410%	11/14/29	7,540	7,592,960
Prestige Auto Receivables Trust,
Series 2021-01A, Class A3, 144A
0.830%	07/15/25	1,070	1,058,010
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	9	9,105
Series 2020-03, Class C
1.120%	01/15/26	540	537,890
Series 2020-04, Class C
1.010%	01/15/26	601	595,775
Series 2021-01, Class C
0.750%	02/17/26	2,424	2,390,904
Series 2021-01, Class D
1.130%	11/16/26	1,872	1,779,870
Series 2021-02, Class C
0.900%	06/15/26	2,320	2,278,338
Series 2021-02, Class D
1.350%	07/15/27	4,078	3,847,785
Series 2021-03, Class C
0.950%	09/15/27	3,145	3,052,661
Series 2022-04, Class B
4.420%	11/15/27	3,245	3,194,883
Series 2022-05, Class B
4.430%	03/15/27	1,060	1,043,731
Series 2022-06, Class B
4.720%	06/15/27	710	698,380
Series 2022-07, Class B
5.950%	01/17/28	2,590	2,631,968
Series 2023-01, Class B
4.980%	02/15/28	1,255	1,246,479
Tricolor Auto Securitization Trust,
Series 2023-01A, Class A, 144A
6.480%	08/17/26	1,281	1,280,015
Volkswagen Auto Loan Enhanced Trust,
Series 2021-01, Class A3
1.020%	06/22/26	1,611	1,540,135
Westlake Automobile Receivables Trust,
Series 2022-02A, Class B, 144A
4.310%	09/15/27	2,560	2,506,793
Series 2023-01A, Class B, 144A
5.410%	01/18/28	665	663,611
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	1,140	1,145,102
			114,735,421
Collateralized Loan Obligations — 5.9%
AGL CLO Ltd. (Cayman Islands),
Series 2020-07A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
5.992%(c)	07/15/34	310	302,998
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.198%(c)	04/20/32		3,126	$3,108,250
Series 2020-04A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.878%(c)	04/20/33		250	245,996
AIG CLO LLC (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.928%(c)	04/20/32		250	246,269
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.918%(c)	10/25/33		3,430	3,363,336
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.895%(c)	10/21/28		185	183,544
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	07/15/31		1,042	1,027,899
AMMC CLO Ltd. (Cayman Islands),
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.064%(c)	11/02/30		249	246,599
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.065%(c)	10/13/30		490	485,601
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
5.852%(c)	01/28/31		372	367,089
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.852%(c)	01/28/31		1,956	1,934,091
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
5.892%(c)	01/28/31		569	564,110
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.319%(c)	04/25/34	EUR	1,722	1,801,160
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
5.872%(c)	04/15/31		765	756,303
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
5.818%(c)	04/20/31		500	494,894
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.955%(c)	10/22/30		250	246,689
Ares CLO Ltd.,
Series 2020-56A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.978%(c)	10/25/34		350	341,048

A2

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ARES CLO Ltd. (Cayman Islands),
Series 2019-52A, Class A1R, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.865%(c)	04/22/31		990	$976,491
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.058%(c)	04/15/32	EUR	5,724	6,054,540
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32		4,285	4,199,572
Barings CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
5.998%(c)	10/20/30		505	500,158
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	10/15/33		1,335	1,318,212
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.865%(c)	07/18/30		865	855,831
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.947%(c)	05/17/31		1,042	1,029,031
Battery Park CLO Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.210% (Cap N/A, Floor 2.210%)
6.390%(c)	10/20/35		4,270	4,289,655
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
5.998%(c)	07/20/34		2,210	2,168,023
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
5.898%(c)	04/20/31		1,650	1,632,695
Series 2022-27A, Class A1, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
6.439%(c)	07/20/35		4,950	4,925,316
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
5.995%(c)	10/22/30		779	770,952
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.888%(c)	04/15/31	EUR	2,083	2,195,679
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.278%(c)	10/15/35	EUR	3,810	3,973,743
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.792%(c)	01/15/31		365	361,342
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
5.762%(c)	04/17/31	558	$551,569
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.888%(c)	01/20/32	8,300	8,178,632
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	01/20/35	3,040	2,960,763
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	07/20/34	2,496	2,444,914
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.892%(c)	07/17/31	850	837,520
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.925%(c)	01/22/31	2,996	2,968,890
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.825%(c)	04/23/29	1,732	1,716,698
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
5.848%(c)	04/20/31	1,455	1,438,899
Series 2020-01A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	07/15/36	250	244,291
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	07/15/34	2,958	2,889,525
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	07/15/29	535	530,883
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.912%(c)	07/15/31	2,083	2,050,986
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
5.848%(c)	10/20/34	910	895,663
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
0.010%(c)	04/16/36	2,195	2,186,545
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
5.869%(c)	04/17/31	750	740,386
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
5.762%(c)	10/15/30	997	984,904

A3

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Goldentree Loan Opportunities Ltd. (Cayman Islands),
Series 2015-10A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
5.928%(c)	07/20/31		325	$321,448
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.865%(c)	01/18/31		260	257,439
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.912%(c)	10/29/29		3,081	3,060,874
GoldentTree Loan Management US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.938%(c)	10/20/34		550	536,604
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
5.802%(c)	04/15/31		3,126	3,088,878
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	04/15/34		2,083	2,022,394
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.180%)
6.079%(c)	10/20/31		1,666	1,648,404
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.203%(c)	04/15/33		2,083	2,051,258
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.349%(c)	04/25/34	EUR	1,042	1,089,886
Hildene Community Funding CDO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A
2.600%	11/01/35		2,618	2,156,690
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.948%(c)	04/20/34		970	947,939
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.806%(c)	02/05/31		3,967	3,933,352
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.938%(c)	07/15/31	EUR	2,496	2,634,200
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34		4,045	3,946,258
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.812%(c)	10/17/31		4,380	4,312,864
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.358%(c)	10/20/27	750	$741,291
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.878%(c)	01/20/31	1,510	1,488,786
Series 29A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.862%(c)	04/15/31	250	245,341
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	07/20/34	1,000	976,598
Madison Park Funding Ltd. (Cayman Islands),
Series 2013-11A, Class AR2, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
5.715%(c)	07/23/29	770	761,612
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
5.748%(c)	04/19/30	432	428,821
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
5.755%(c)	10/21/30	2,939	2,901,815
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
5.735%(c)	01/22/28	598	593,813
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/15/32	4,575	4,501,870
Series 2017-23A, Class AR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
5.785%(c)	07/27/31	939	928,768
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.938%(c)	04/25/32	1,455	1,433,247
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.862%(c)	07/15/33	250	245,926
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.975%(c)	12/18/30	490	483,820
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.806%(c)	10/12/30	1,658	1,640,450
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
5.912%(c)	07/15/31	2,083	2,054,178
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.165%(c)	10/13/27	1,135	1,134,153

A4

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.058%(c)	10/20/30	577	$571,557
Series 2015-02A, Class ARR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.002%(c)	04/28/34	990	959,171
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class ARR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.952%(c)	07/15/34	825	804,387
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
5.832%(c)	04/15/34	2,755	2,682,566
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.356%(c)	09/01/31	8,500	8,403,085
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.902%(c)	04/26/31	220	217,419
Octagon 61 Ltd.,
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)
0.010%(c)	04/20/36	3,085	3,085,000
Octagon Investment Partners 51 Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.958%(c)	07/20/34	1,105	1,078,591
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.818%(c)	01/25/31	1,990	1,970,100
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
5.752%(c)	04/16/31	1,250	1,233,567
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.732%(c)	07/18/31	5,000	4,994,240
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.065%(c)	10/22/30	266	264,202
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
5.872%(c)	04/17/31	5,127	5,037,417
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	07/17/29	2,072	2,058,423
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.850%(c)	04/15/31	360	354,737
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1A3, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.792%(c)	10/17/31	250	$246,878
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.922%(c)	01/17/31	1,080	1,071,744
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.045%(c)	05/21/34	1,750	1,714,317
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.892%(c)	07/16/31	2,553	2,521,025
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-04A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.558%(c)	11/25/28	300	295,754
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.109%(c)	02/14/34	720	700,457
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.808%(c)	10/20/31	750	737,417
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
5.942%(c)	07/15/31	2,083	2,054,851
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.918%(c)	07/25/31	1,341	1,327,328
Rad CLO Ltd. (Cayman Islands),
Series 2018-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/15/31	370	364,400
Series 2019-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.936%(c)	07/24/32	430	421,494
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
5.998%(c)	10/20/30	850	840,712
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	10/20/31	3,126	3,087,410
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.928%(c)	04/25/31	7,626	7,537,827
Series 2020-08A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)
6.078%(c)	04/20/33	350	342,672
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.908%(c)	07/20/34	7,000	6,822,797

A5

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.892%(c)	01/26/31		830	$820,305
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.962%(c)	07/15/34		3,130	3,029,795
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
5.868%(c)	07/20/32		250	245,743
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.279%(c)	04/25/30	EUR	1,709	1,823,758
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.413%(c)	02/20/30	EUR	4,142	4,418,263
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.042%(c)	10/15/30		369	364,031
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.888%(c)	04/20/33		272	266,682
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.982%(c)	10/29/34		1,815	1,773,856
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.998%(c)	07/25/34		2,083	2,038,244
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.032%(c)	01/17/30		1,090	1,079,638
TICP CLO Ltd. (Cayman Islands),
Series 2018-12A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.962%(c)	07/15/34		250	244,064
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
6.138%(c)	01/20/33		1,140	1,120,068
Series 2021-04A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.985%(c)	07/21/34		580	566,568
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	10/20/34		600	585,008
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
6.012%(c)	10/15/29		2,116	2,099,691
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
5.922%(c)	10/15/30		581	$576,601
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
5.852%(c)	04/15/31		1,368	1,351,660
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/17/31		1,157	1,132,809
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	07/17/31		1,821	1,793,883
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/31		11,250	11,087,094
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34		1,140	1,112,764
				236,489,231
Consumer Loans — 0.5%
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46		4,810	3,993,721
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	385	270,961
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		197	175,369
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,042	2,990,297
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,816	1,584,807
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		164	161,999
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	160,046
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,186,954
Series 2020-01A, Class A, 144A
3.840%	05/14/32		385	382,114
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,934	2,633,079
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.318%(c)	06/16/36		1,756	1,695,368
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,210	2,171,866

A6

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29		1,258	$1,251,508
				19,658,089
Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26		4,910	4,614,930
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	715,907
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
5.040%(c)	03/15/29	GBP	684	840,233
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
5.807%(c)	03/15/29		541	535,565
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
4.870%(c)	07/15/29	GBP	300	366,425
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
5.470%(c)	11/15/28	GBP	1,051	1,294,807
				8,367,867
Equipment — 0.2%
Amur Equipment Finance Receivables XI LLC,
Series 2022-02A, Class A2, 144A
5.300%	06/21/28		1,130	1,125,007
CCG Receivables Trust,
Series 2023-01, Class A2, 144A
5.820%	09/16/30		1,405	1,418,715
Kubota Credit Owner Trust,
Series 2023-01A, Class A3, 144A
5.020%	06/15/27		1,605	1,606,505
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,341,872
				5,492,099
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.485%(c)	05/25/34		135	124,629
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
5.670%(c)	08/25/33		2	1,665
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
6.345%(c)	03/25/43		68	65,754
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
5.325%(c)	01/25/34	372	$349,028
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.545%(c)	09/25/34	102	80,190
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
5.745%(c)	04/25/34	216	205,247
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.865%(c)	10/25/33	11	10,749
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
6.420%(c)	11/25/32	7	7,229
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.485%(c)	08/25/33	118	111,230
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	4,305	3,771,247
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	447	454,896
			5,181,864
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	269	264,619
Other — 1.4%
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	682	645,530
Series 2020-03, Class A, 144A
1.358%	08/15/53	1,519	1,372,060
Credit Suisse European Mortgage Capital Ltd.,
Series 2019-1OTF, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
7.702%(c)	08/09/24	935	917,696
DB Master Finance LLC,
Series 2019-01A, Class A23, 144A
4.352%	05/20/49	5,438	5,129,100
Series 2021-01A, Class A23, 144A
2.791%	11/20/51	2,064	1,666,459
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	2,029	1,722,692
Domino’s Pizza Master Issuer LLC,
Series 2017-01A, Class A23, 144A
4.118%	07/25/47	1,644	1,550,664

A7

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	3,385	$3,011,624
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51	2,098	1,739,867
FHLMC Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27	256	240,867
FirstKey Homes Trust,
Series 2021-SFR02, Class A, 144A
1.376%	09/17/38	3,352	2,928,566
Series 2022-SFR01, Class A, 144A
4.145%	05/17/39	1,153	1,101,022
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	4,326	3,843,106
Progress Residential Trust,
Series 2020-SFR01, Class A, 144A
1.732%	04/17/37	4,600	4,281,706
Series 2021-SFR01, Class A, 144A
1.052%	04/17/38	5,460	4,813,287
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,878	3,458,984
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,706	3,244,314
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	696	599,557
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39	1,102	1,016,738
Series 2022-SFR04, Class A, 144A
4.438%	05/17/41	3,000	2,861,096
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51	3,456	2,886,076
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
7.645%(c)	06/25/24	3,208	3,018,439
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,093	4,860,565
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	20	20,030
			56,930,045
Residential Mortgage-Backed Securities — 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.445%(c)	02/25/34	31	28,363
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
4.625%(c)	10/25/34	82	78,560
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.445%(c)	07/25/36		4,481	$3,776,257
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.895%(c)	11/25/34		46	45,210
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		5	4,945
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32		731	693,800
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
7.320%(c)	06/25/34		93	89,609
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.690%(c)	01/25/35		86	82,717
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
5.340%(c)	05/25/36		2,501	2,440,567
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
5.195%(c)	08/25/36		1,262	1,212,014
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
5.557%(c)	09/25/34		289	275,245
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
5.646%(c)	04/16/23^	EUR	3,808	3,915,211
				12,642,499
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39		366	341,799
Series 2019-25G, Class 1
2.690%	07/01/44		645	573,244
				915,043
Student Loans — 0.3%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.945%(c)	07/25/51		58	56,262
Series 2021-C, Class B, 144A
2.720%	07/26/55		127	109,374
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,622	1,518,137

A8

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	106	$102,390
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69	457	408,639
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	1,400	1,129,418
Series 2021-CA, Class C, 144A
3.360%	04/20/62	100	82,584
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
5.616%(c)	03/15/33	1	658
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46	63,950	2,061,295
Series 2022-C, Class A1A, 144A
4.480%	05/16/50	1,656	1,603,979
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	546	508,723
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	2,051	1,912,171
Series 2021-A, Class AFX, 144A
1.030%	08/17/43	460	386,746
			9,880,376

Total Asset-Backed Securities (cost $494,008,930)			470,557,153
Commercial Mortgage-Backed Securities — 6.1%
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.149%(cc)	06/05/37	3,000	20,676
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
6.085%(c)	11/15/33	350	316,811
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
6.185%(c)	11/15/32	190	178,456
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
6.685%(c)	11/15/32	380	348,555
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,625,160
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,200	3,941,792
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	1,690,795
Series 2019-BN18, Class A2
3.474%	05/15/62	975	944,257
Series 2019-BN20, Class A2
2.758%	09/15/62	3,020	2,630,667
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	$2,363,083
Series 2019-BN22, Class A4
2.978%	11/15/62	2,435	2,131,353
Series 2019-BN23, Class ASB
2.846%	12/15/52	2,065	1,883,709
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,016,252
Series 2020-BN26, Class ASB
2.313%	03/15/63	6,236	5,542,121
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,111,662
Series 2022-BNK40, Class A4
3.394%(cc)	03/15/64	5,460	4,787,430
Series 2023-BNK45, Class A5
5.203%	02/15/56	620	618,789
Series 2023-BNK45, Class XA, IO
0.994%(cc)	02/15/56	5,862	407,229
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XD, IO, 144A
1.243%(cc)	02/15/50	1,000	41,015
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
5.557%(c)	03/15/37	6,435	5,887,986
Series 2019-C03, Class XA, IO
1.310%(cc)	05/15/52	1,522	92,600
Series 2019-C04, Class A4
2.661%	08/15/52	2,849	2,533,428
Series 2021-C10, Class XA, IO
1.295%(cc)	07/15/54	23,914	1,635,472
Series 2022-C16, Class A5
4.600%(cc)	06/15/55	1,120	1,077,454
Series 2022-C18, Class A4
5.439%(cc)	12/15/55	1,320	1,352,497
Series 2022-C18, Class A5
5.710%(cc)	12/15/55	430	449,338
Benchmark Mortgage Trust,
Series 2019-B09, Class AAB
3.932%	03/15/52	2,155	2,058,074
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,380,028
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,209,184
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,215,440
Series 2021-B27, Class A4
2.103%	07/15/54	3,300	2,657,486
Series 2021-B28, Class XA, IO
1.281%(cc)	08/15/54	1,396	101,697
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, 144A, 1 Month SOFR + 1.692% (Cap N/A, Floor 1.692%)
6.519%(c)	03/15/40	410	405,505

A9

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust,
Series 2019-XL, Class A, 144A, 1 Month SOFR + 1.034% (Cap N/A, Floor 1.034%)
5.862%(c)	10/15/36	1,919	$1,897,505
Series 2020-VKNG, Class A, 144A, 1 Month SOFR + 1.044% (Cap N/A, Floor 1.044%)
5.872%(c)	10/15/37	2,314	2,261,917
Series 2021-VOLT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.384%(c)	09/15/36	2,323	2,233,429
BX Trust,
Series 2021-LBA, Class AV, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.914%)
5.742%(c)	02/15/36	500	476,439
Series 2022-CLS, Class B, 144A
6.300%	10/13/27	2,185	2,138,261
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	190	177,346
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,756,854
Series 2019-CD08, Class A3
2.657%	08/15/57	5,159	4,460,385
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.701%(cc)	01/10/48	1,390	56,327
Series 2016-C06, Class A2
2.950%	11/10/49	3,740	3,458,383
Series 2016-C07, Class A2
3.585%	12/10/54	2,606	2,433,135
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	4,209	4,017,547
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	937,427
Series 2017-C04, Class A3
3.209%	10/12/50	2,054	1,888,736
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	2,382,683
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	1,780,847
Series 2019-GC41, Class XA, IO
1.041%(cc)	08/10/56	29,248	1,284,417
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	2,790,986
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,650,126
Commercial Mortgage Trust,
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	197	196,201
Series 2013-CR10, Class ASB
3.795%	08/10/46	57	57,125
Series 2014-CR17, Class XA, IO
0.947%(cc)	05/10/47	1,914	12,701
Series 2014-CR18, Class A4
3.550%	07/15/47	38	36,485
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-CR20, Class A3
3.326%	11/10/47	2,930	$2,827,656
Series 2014-CR21, Class A3
3.528%	12/10/47	843	812,405
Series 2014-UBS04, Class A3
3.430%	08/10/47	425	424,649
Series 2014-UBS05, Class ASB
3.548%	09/10/47	188	184,545
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,383	1,330,186
Series 2015-03BP, Class XA, IO, 144A
0.060%(cc)	02/10/35	42,385	67,112
Series 2015-CR22, Class A3
3.207%	03/10/48	959	957,329
Series 2015-CR25, Class XA, IO
0.799%(cc)	08/10/48	578	8,964
Series 2015-CR26, Class A3
3.359%	10/10/48	3,866	3,686,791
Series 2015-DC01, Class A4
3.078%	02/10/48	3,196	3,082,413
Series 2015-LC21, Class A3
3.445%	07/10/48	3,436	3,275,193
Series 2015-LC23, Class A3
3.521%	10/10/48	2,876	2,749,590
Series 2015-LC23, Class C
4.565%(cc)	10/10/48	1,233	1,119,665
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,250,866
Series 2019-GC44, Class A4
2.698%	08/15/57	7,000	6,041,171
Credit Suisse European Mortgage Capital Ltd.,
Series 2020-TF, Class A
7.390%(cc)	08/09/24	5,009	4,895,900
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
5.664%(c)	05/15/36	1,244	1,231,320
Credit Suisse Mortgage Trust,
Series 2014-USA, Class F, 144A
4.373%	09/15/37	3,075	1,410,056
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	1,834	1,552,533
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	3,846	3,677,617
Series 2016-C06, Class XA, IO
1.860%(cc)	01/15/49	1,091	47,273
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,440,420
Series 2018-CX12, Class A3 (original cost $1,437,603; purchased 08/08/18)(f)
3.959%	08/15/51	1,425	1,340,003
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	66,441

A10

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	$2,108,398
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	472,657
DCP Rights, LLC,
3.034%	01/15/24	1,250	1,228,362
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	159,880
Series 2016-C03, Class A4
2.632%	08/10/49	2,374	2,179,758
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class A, 144A, 1 Month LIBOR + 0.701% (Cap N/A, Floor 0.701%)
5.386%(c)	11/15/38	870	832,915
Extended Stay America Trust,
Series 2021-ESH, Class A, 144A, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.765%(c)	07/15/38	6,062	5,876,325
Fannie Mae-Aces,
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	247	235,640
Series 2019-M04, Class A2
3.610%	02/25/31	459	440,528
Series 2019-M06, Class A2
3.450%	01/01/29	58	55,646
Series 2019-M14, Class X1, IO
0.560%(cc)	06/25/29	5,320	141,817
Series 2020-M36, Class X1, IO
1.498%(cc)	09/25/34	1,265	85,469
FHLMC Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	1,135	83,578
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0052, Class X1, IO
0.635%(cc)	11/25/25	25,018	330,393
Series K0055, Class X1, IO
1.344%(cc)	03/25/26	5,413	186,911
Series K0094, Class X1, IO
0.880%(cc)	06/25/29	3,946	175,875
Series K0094, Class XAM, IO
1.148%(cc)	06/25/29	4,252	262,393
Series K0095, Class XAM, IO
1.240%(cc)	06/25/29	964	63,216
Series K0097, Class X1, IO
1.091%(cc)	07/25/29	10,370	579,469
Series K0101, Class X1, IO
0.835%(cc)	10/25/29	812	35,902
Series K0118, Class X1, IO
0.959%(cc)	09/25/30	8,085	450,873
Series K0143, Class X1, IO
0.342%(cc)	04/25/55	6,995	186,080
Series K0736, Class X1, IO
1.287%(cc)	07/25/26	3,400	116,727
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K0737, Class X1, IO
0.637%(cc)	10/25/26	9,511	$167,252
Series K0741, Class X1, IO
0.570%(cc)	12/25/27	3,395	75,174
Series K0742, Class X1, IO
0.779%(cc)	03/25/28	3,501	92,863
Series K1517, Class X1, IO
1.324%(cc)	07/25/35	137	15,107
Series K1520, Class X1, IO
0.472%(cc)	02/25/36	2,830	115,321
Series KC05, Class X1, IO
1.212%(cc)	06/25/27	1,721	51,463
Series Q001, Class XA, IO
2.114%(cc)	02/25/32	5,293	430,409
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.570%(cc)	11/16/47	2,274	29,236
Series 2013-085, Class IA, IO
0.523%(cc)	03/16/47	2,247	20,366
Series 2013-107, Class AD
2.844%(cc)	11/16/47	435	395,563
Series 2015-183, Class IO, IO
0.531%(cc)	09/16/57	3,122	74,265
Series 2017-008, Class IO, IO
0.449%(cc)	08/16/58	686	17,829
Series 2017-028, Class IO, IO
0.681%(cc)	02/16/57	617	22,245
Series 2017-041, Class IO, IO
0.595%(cc)	07/16/58	584	16,394
Series 2017-111, Class IO, IO
0.526%(cc)	02/16/59	1,063	34,787
Series 2017-145, Class IO, IO
0.507%(cc)	04/16/57	917	27,732
Series 2017-157, Class IO, IO
0.503%(cc)	12/16/59	527	16,872
Series 2020-103, Class AD
1.450%	01/16/63	708	561,461
Series 2020-109, Class AI, IO
0.840%(cc)	05/16/60	1,013	60,063
Series 2020-184, Class IO, IO
0.913%(cc)	11/16/60	3,231	209,669
Series 2021-37, Class IO, IO
0.805%(cc)	01/16/61	6,724	408,259
Series 2021-60, Class IO, IO
0.826%(cc)	05/16/63	1,297	81,255
Series 2021-68, Class IO, IO
0.870%(cc)	10/16/62	1,553	99,744
Series 2022-003, Class B
1.850%	02/16/61	1,000	572,707
Series 2022-003, Class IO, IO
0.640%(cc)	02/16/61	2,153	122,839
Series 2022-059, Class IO, IO
0.571%(cc)	02/16/62	3,440	182,424
Series 2022-113, Class Z
2.000%	09/16/61	3,451	2,353,785

A11

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2022-216, Class IO, IO
0.751%(cc)	07/16/65	1,497	$102,314
Series 2022-220, Class E
3.000%(cc)	10/16/64	500	398,144
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	463,067
GS Mortgage Securities Corp. Trust,
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.300%)
6.484%(c)	09/15/31	5,850	4,858,123
Series 2022-SHIP, Class A, 144A, 1 Month SOFR + 0.731% (Cap N/A, Floor 0.731%)
5.558%(c)	08/15/36	395	391,084
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	967	931,509
Series 2015-GS01, Class A3
3.734%	11/10/48	110	104,653
Series 2019-GC38, Class A2
3.872%	02/10/52	678	665,745
Series 2019-GC38, Class AAB
3.835%	02/10/52	3,314	3,153,526
Series 2019-GC42, Class A3
2.749%	09/10/52	4,520	3,907,631
Series 2020-GC45, Class A5
2.911%	02/13/53	1,239	1,069,588
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, 144A, 1 Month SOFR + 2.245% (Cap N/A, Floor 2.245%)
7.072%(c)	10/15/39	2,150	2,144,658
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	309,228
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
4.884%(cc)	01/15/47	306	298,287
Series 2014-C23, Class ASB
3.657%	09/15/47	225	220,642
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,774,217
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	387,000
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
7.684%(c)	07/15/36	500	467,954
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
5.484%(c)	04/15/38	189	183,285
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
5.484%(c)	05/15/36	690	683,283
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,000	$1,861,382
LAQ Mortgage Trust,
Series 2023-LAQ, Class A, 144A, 1 Month SOFR + 2.091% (Cap N/A, Floor 2.091%)
6.741%(c)	03/15/36	700	692,115
Life Mortgage Trust,
Series 2021-BMR, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.814%)
5.641%(c)	03/15/38	3,780	3,666,884
Med Trust,
Series 2021-MDLN, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
5.635%(c)	11/15/38	1,665	1,602,598
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
5.485%(c)	04/15/38	5,250	5,076,000
MHP,
Series 2021-STOR, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.384%(c)	07/15/38	700	673,094
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A3FL, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.709%(c)	07/15/46	173	172,600
Series 2014-C19, Class A4
3.526%	12/15/47	400	384,941
Series 2015-C26, Class ASB
3.323%	10/15/48	677	656,672
Series 2016-C32, Class XA, IO
0.653%(cc)	12/15/49	4,470	88,311
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	4,072,763
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	694,775
Series 2017-H01, Class XD, IO, 144A
2.152%(cc)	06/15/50	700	50,975
Series 2018-SUN, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
5.584%(c)	07/15/35	160	156,879
Series 2019-H07, Class A3
3.005%	07/15/52	1,095	964,843
Series 2019-L02, Class A4
4.071%	03/15/52	252	236,241
MRCD Mortgage Trust,
Series 2019-PARK, Class F, 144A
2.718%	12/15/36	4,898	4,014,223
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	289,868
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	12,180	12

A12

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
5.634%(c)	01/15/36	380	$364,095
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	951,175
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.750%)
5.760%(c)	11/11/34	1,738	1,704,785
TPGI Trust,
Series 2021-DGWD, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.380%(c)	06/15/26	710	682,393
TTAN,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
5.535%(c)	03/15/38	493	477,227
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	742,050
Series 2017-C05, Class A4
3.212%	11/15/50	2,437	2,267,868
Series 2017-C06, Class A4
3.320%	12/15/50	2,984	2,772,761
Series 2018-C12, Class A4 (original cost $2,403,112; purchased 08/03/18)(f)
4.030%	08/15/51	2,382	2,243,844
Series 2019-C16, Class A3
3.344%	04/15/52	2,063	1,893,225
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	78	77,484
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	319	311,527
Series 2015-LC20, Class A4
2.925%	04/15/50	3,196	3,042,373
Series 2016-LC24, Class A3
2.684%	10/15/49	2,333	2,145,817
Series 2016-NXS05, Class A5
3.372%	01/15/59	1,416	1,330,898
Series 2017-C38, Class A4
3.190%	07/15/50	2,268	2,090,148
Series 2017-C41, Class A3
3.210%	11/15/50	3,196	2,929,027
Series 2018-1745, Class A, 144A
3.749%(cc)	06/15/36	150	130,655
Series 2019-C49, Class A3
3.749%	03/15/52	2,713	2,589,288
Series 2019-C52, Class A4
2.643%	08/15/52	1,296	1,130,238
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	800	777,624
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-C21, Class ASB
3.393%	08/15/47	292	$288,167

Total Commercial Mortgage-Backed Securities (cost $269,157,691)			244,877,040
Corporate Bonds — 31.7%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,363	1,264,334
2.700%	02/01/27	51	47,042
2.800%	03/01/27	369	340,008
3.100%	05/01/26	38	36,016
3.200%	03/01/29	612	557,362
3.250%	02/01/35	1,409	1,149,241
3.550%	03/01/38	151	120,333
3.750%	02/01/50	501	378,274
3.825%	03/01/59	945	669,781
3.900%	05/01/49	66	49,909
4.875%	05/01/25	1,875	1,871,312
5.150%	05/01/30	1,170	1,177,420
5.705%	05/01/40	453	457,004
5.805%	05/01/50	4,110	4,132,330
5.930%	05/01/60	345	344,870
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	940	907,688
Gtd. Notes, 144A
6.950%	01/17/28	200	200,975
General Dynamics Corp.,
Gtd. Notes
3.500%	05/15/25	97	95,104
4.250%	04/01/40	35	33,035
4.250%	04/01/50	253	236,571
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	89	87,600
5.054%	04/27/45	106	100,830
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	102	100,970
3.900%	06/15/32	220	213,286
4.150%	06/15/53	920	837,310
4.500%	05/15/36	234	231,509
4.950%	10/15/25	1,290	1,310,796
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	483	468,215
3.250%	01/15/28	395	375,353
5.150%	05/01/40	510	514,793
5.250%	05/01/50	1,563	1,616,706
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	316,268
3.150%	12/15/24	290	282,426

A13

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.950%	08/16/25	282	$278,405
4.125%	11/16/28	278	273,945
4.500%	06/01/42	115	108,814
5.150%	02/27/33	850	883,257
5.375%	02/27/53	280	294,795
			22,363,887
Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	170	161,458
2.450%	02/04/32	5,601	4,409,103
3.875%	09/16/46	278	199,854
4.400%	02/14/26	609	604,113
4.800%	02/14/29	49	48,656
5.800%	02/14/39(a)	1,096	1,072,031
5.950%	02/14/49	68	64,396
6.200%	02/14/59	155	150,559
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31	1,011	820,218
3.462%	09/06/29	1,125	992,159
3.557%	08/15/27	447	415,694
4.540%	08/15/47	949	705,351
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	115	109,201
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	11/10/31	2,615	2,168,011
4.000%	06/22/32	725	691,478
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23(a)	424	422,678
2.100%	05/01/30	463	386,191
4.500%	03/20/42	117	101,629
4.875%	02/15/28(a)	2,835	2,859,509
5.125%	11/17/27	1,890	1,934,737
5.125%	02/15/30	8,645	8,737,709
5.375%	02/15/33	120	122,625
5.625%	11/17/29	845	883,181
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	1,345	1,268,650
6.150%	09/15/43	483	456,137
7.000%	08/04/41	264	268,664
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	637	566,648
			30,620,640
Airlines — 0.2%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	122	111,427
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	117	$107,976
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	210	188,475
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	1,086	1,067,171
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	142	137,626
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,167	1,146,776
4.750%	10/20/28	1,168	1,121,280
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	80	75,750
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	659	657,179
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	757	757,048
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	569	557,514
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	140	131,524
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	99	90,388
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	82	74,144
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	711	633,424
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	125	111,801
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	319	267,893
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	957	917,669
4.625%	04/15/29	1,108	1,002,086
			9,157,151
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	502	475,467

A14

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel (cont’d.)
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	134	$127,413
3.250%	03/27/40	931	789,360
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	105	102,543
			1,494,783
Auto Manufacturers — 0.5%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25(a)	4,750	4,603,414
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	770	602,845
6.100%	08/19/32(a)	360	347,799
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	1,305	1,119,478
2.900%	02/10/29	200	165,657
3.815%	11/02/27	280	250,809
4.000%	11/13/30(a)	987	842,099
4.950%	05/28/27(a)	1,330	1,268,521
7.350%	03/06/30	300	308,767
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,736	1,593,500
5.150%	04/01/38	176	159,016
5.600%	10/15/32	230	224,652
5.950%	04/01/49	52	48,754
6.125%	10/01/25	462	470,075
6.250%	10/02/43	990	952,218
6.600%	04/01/36	50	51,533
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	558	556,805
4.000%	01/15/25	818	797,536
4.000%	10/06/26	149	142,484
4.250%	05/15/23	110	109,774
4.300%	07/13/25	538	525,733
4.350%	04/09/25	512	501,575
4.350%	01/17/27	210	203,647
Sr. Unsec’d. Notes
2.900%	02/26/25	159	151,990
5.000%	04/09/27	500	494,488
5.650%	01/17/29	190	192,409
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23	1,146	1,130,759
4.345%	09/17/27(a)	2,188	2,064,690
			19,881,027
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		103	$100,940
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		617	503,208
				604,148
Banks — 9.6%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25		231	223,897
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	100	15,183
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.746%	05/28/25		1,200	1,129,115
3.848%	04/12/23(a)		600	599,723
3.892%	05/24/24		4,400	4,308,324
4.175%(ff)	03/24/28		200	187,377
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
5.926%(c)	04/12/23		400	399,995
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		2,264	2,179,202
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32		3,787	3,051,543
2.572%(ff)	10/20/32		1,317	1,076,549
2.592%(ff)	04/29/31		3,861	3,270,165
2.687%(ff)	04/22/32		5,625	4,696,945
3.841%(ff)	04/25/25		640	628,112
4.571%(ff)	04/27/33		1,300	1,236,719
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		282	265,116
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26		380	347,318
1.843%(ff)	02/04/25		2,785	2,701,425
1.898%(ff)	07/23/31		10,513	8,428,390
2.496%(ff)	02/13/31		1,402	1,188,158
2.972%(ff)	02/04/33		1,361	1,147,029
3.194%(ff)	07/23/30		1,496	1,328,910
3.824%(ff)	01/20/28		912	869,867
3.970%(ff)	03/05/29		974	922,508
3.974%(ff)	02/07/30		623	583,384
4.000%	04/01/24(a)		183	180,858
4.083%(ff)	03/20/51		2,145	1,754,479
4.125%	01/22/24		13	12,917
4.271%(ff)	07/23/29		211	203,081
4.330%(ff)	03/15/50		517	445,786
4.376%(ff)	04/27/28		1,505	1,459,162
5.000%	01/21/44		1,003	978,555
Sub. Notes, MTN
4.000%	01/22/25		895	876,368
4.250%	10/22/26		132	128,025
4.450%	03/03/26		331	324,118

A15

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25	763	$715,082
2.650%	03/08/27(a)	3,200	2,943,516
Sub. Notes
3.803%(ff)	12/15/32	228	205,068
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27	3,235	2,941,946
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25	420	386,772
2.951%	03/11/27(a)	4,540	4,245,892
Sub. Notes
4.588%(ff)	05/04/37	270	238,451
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	440	417,676
7.385%(ff)	11/02/28	1,465	1,550,810
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	293,182
Sub. Notes
5.088%(ff)	06/20/30	1,862	1,721,893
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	3,497	3,080,890
2.219%(ff)	06/09/26	397	364,624
2.591%(ff)	01/20/28	2,948	2,644,855
2.871%(ff)	04/19/32	965	802,059
3.132%(ff)	01/20/33	1,650	1,371,457
4.400%	08/14/28	730	689,284
4.705%(ff)	01/10/25	2,121	2,096,446
5.125%(ff)	01/13/29	3,070	3,068,596
5.198%(ff)	01/10/30	728	710,145
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33(a)	850	773,895
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27	3,335	2,919,096
Sub. Notes, 144A
5.150%	07/21/24	217	212,768
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.950%	06/23/23	425	420,703
Citigroup, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 4.068%
8.870%(c)	07/30/23(a)(oo)	735	731,039
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(a)(oo)	823	779,862
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	113	99,127
Sr. Unsec’d. Notes
1.678%(ff)	05/15/24	421	419,169
2.561%(ff)	05/01/32	3,777	3,129,433
2.572%(ff)	06/03/31	4,598	3,880,728
3.106%(ff)	04/08/26	492	470,434
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.668%(ff)	07/24/28	948	$898,002
3.700%	01/12/26	405	392,430
3.785%(ff)	03/17/33	1,500	1,345,054
3.887%(ff)	01/10/28	1,057	1,011,809
4.650%	07/30/45	458	416,958
4.650%	07/23/48	130	120,441
4.658%(ff)	05/24/28(a)	1,965	1,942,826
4.910%(ff)	05/24/33(a)	530	519,441
8.125%	07/15/39	150	194,011
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	3,953,674
Sub. Notes
4.400%	06/10/25	559	544,849
4.450%	09/29/27	1,234	1,196,739
4.600%	03/09/26	225	220,761
4.750%	05/18/46	192	170,078
5.300%	05/06/44	271	257,994
5.500%	09/13/25	751	750,329
6.125%	08/25/36	558	578,117
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25	920	890,599
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28	640	599,587
3.758%(ff)	04/06/33	310	275,531
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26	927	844,797
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
5.301%	07/12/28(a)	3,025	3,064,015
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	580	532,768
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25	540	502,200
5.000%	07/09/27(a)	1,070	1,027,200
7.500%	02/15/28(a)	2,585	2,740,100
7.950%	01/09/25	1,060	1,075,900
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	1,155	1,131,900
4.550%	04/17/26	350	320,250
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	795	671,775
2.193%(ff)	06/05/26	2,721	2,408,085
3.091%(ff)	05/14/32	827	664,701
4.194%(ff)	04/01/31	1,496	1,318,350
6.442%(ff)	08/11/28	1,705	1,679,425
6.537%(ff)	08/12/33	3,320	3,386,400
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%(ff)	06/22/24	200	197,446
3.244%(ff)	12/20/25	1,100	1,046,826
3.773%(ff)	03/28/25	2,225	2,170,298
5.375%	01/12/24	380	377,763

A16

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	4,160	$3,582,014
2.311%(ff)	11/16/27	545	458,870
3.035%(ff)	05/28/32(a)	965	742,732
4.162%	05/13/25	1,095	1,045,103
6.720%(ff)	01/18/29	1,510	1,502,436
Sr. Unsec’d. Notes, SOFR + 1.219%
5.950%(c)	11/16/27	715	632,817
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23(a)	3,255	3,113,846
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
5.730%(c)	05/01/23(oo)	84	63,603
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	9,695	8,665,995
1.948%(ff)	10/21/27	190	169,676
2.615%(ff)	04/22/32	2,689	2,239,853
2.640%(ff)	02/24/28	5,834	5,326,443
2.650%(ff)	10/21/32	179	147,615
2.908%(ff)	07/21/42	165	118,221
3.102%(ff)	02/24/33	3,901	3,343,402
3.500%	04/01/25	360	349,583
3.500%	11/16/26	940	897,832
3.615%(ff)	03/15/28	1,645	1,557,644
3.750%	02/25/26	266	258,734
3.850%	01/26/27	803	775,284
4.223%(ff)	05/01/29	521	497,210
4.482%(ff)	08/23/28	6,287	6,150,719
6.250%	02/01/41	629	693,045
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%
6.034%(c)	05/15/26	766	759,021
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24(a)	351	345,026
Sub. Notes
4.250%	10/21/25	1,152	1,119,095
5.150%	05/22/45	146	138,690
6.750%	10/01/37	2,236	2,424,726
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.700%(ff)	03/09/31(a)(oo)	1,845	1,365,300
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26	834	766,765
2.206%(ff)	08/17/29	3,285	2,754,380
2.251%(ff)	11/22/27(a)	647	570,657
2.804%(ff)	05/24/32	1,414	1,153,210
2.848%(ff)	06/04/31	417	350,351
5.402%(ff)	08/11/33	7,390	7,305,857
6.161%(ff)	03/09/29	1,530	1,573,054
Sub. Notes
4.250%	08/18/25	838	799,801
4.762%(ff)	03/29/33(a)	1,010	912,556
HSBC USA, Inc.,
Sr. Unsec’d. Notes
5.625%	03/17/25	400	401,226
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28(a)	3,360	$3,078,103
Huntington National Bank (The),
Sr. Unsec’d. Notes
4.008%(ff)	05/16/25(a)	2,530	2,420,322
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A, MTN
5.017%	06/26/24	3,859	3,748,903
5.710%	01/15/26	300	283,929
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,259	1,213,572
Sr. Unsec’d. Notes
1.514%(ff)	06/01/24	1,934	1,921,690
1.578%(ff)	04/22/27	3,385	3,040,898
2.083%(ff)	04/22/26	696	653,630
2.182%(ff)	06/01/28	462	414,161
2.522%(ff)	04/22/31	2,319	1,983,503
2.525%(ff)	11/19/41	1,589	1,112,141
2.545%(ff)	11/08/32	995	825,945
2.739%(ff)	10/15/30	508	443,308
2.947%(ff)	02/24/28	4,250	3,943,245
2.950%	10/01/26	720	680,454
2.963%(ff)	01/25/33	6,175	5,285,599
3.509%(ff)	01/23/29	96	89,909
3.540%(ff)	05/01/28	3,394	3,211,037
3.702%(ff)	05/06/30	62	57,684
3.782%(ff)	02/01/28	4,089	3,913,318
3.897%(ff)	01/23/49	407	333,230
3.960%(ff)	01/29/27	1,967	1,908,657
3.964%(ff)	11/15/48	771	639,065
4.005%(ff)	04/23/29	5,020	4,797,070
4.023%(ff)	12/05/24	209	206,894
4.080%(ff)	04/26/26	1,320	1,294,855
4.203%(ff)	07/23/29	1,014	979,251
4.452%(ff)	12/05/29	575	558,577
4.586%(ff)	04/26/33	40	38,761
4.851%(ff)	07/25/28	1,785	1,782,129
Sub. Notes
3.875%	09/10/24	6	5,898
4.250%	10/01/27	337	330,615
4.950%	06/01/45	276	261,330
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	03/12/24	200	195,938
4.375%	03/22/28	1,084	1,026,368
5.871%(ff)	03/06/29(a)	1,325	1,332,621
M&T Bank Corp.,
Sub. Notes
4.000%	07/15/24	550	535,960
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28	1,925	1,803,089
5.400%	11/21/25	2,550	2,462,658

A17

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.837%(ff)	04/17/26(a)	380	$367,428
4.080%(ff)	04/19/28(a)	390	372,699
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	1	901
3.625%	01/20/27	469	451,345
4.210%(ff)	04/20/28	1,325	1,287,208
5.123%(ff)	02/01/29	1,945	1,957,181
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	532	472,080
2.239%(ff)	07/21/32	2,686	2,160,598
2.699%(ff)	01/22/31	5,816	5,007,086
3.772%(ff)	01/24/29	752	712,530
3.875%	01/27/26	664	648,820
4.000%	07/23/25	110	107,873
4.431%(ff)	01/23/30	4,426	4,260,017
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	12,070	9,477,052
2.188%(ff)	04/28/26	997	936,861
2.511%(ff)	10/20/32	220	180,071
2.630%(ff)	02/18/26	4,260	4,045,907
3.591%(ff)	07/22/28	683	645,624
3.622%(ff)	04/01/31	1,080	988,727
Sub. Notes
5.948%(ff)	01/19/38	305	302,620
Sub. Notes, GMTN
4.350%	09/08/26	1,455	1,419,434
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	270	269,392
1.500%	04/23/25	260	241,501
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24	630	626,738
4.269%(ff)	03/22/25	701	686,457
4.519%(ff)	06/25/24	200	198,818
4.892%(ff)	05/18/29	614	590,009
5.516%(ff)	09/30/28(a)	3,800	3,767,586
5.847%(ff)	03/02/27	1,270	1,271,959
Norinchukin Bank (The) (Japan),
Sr. Unsec’d. Notes, 144A
5.430%	03/09/28(a)	1,830	1,875,661
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23(a)	598	597,224
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	402	368,733
3.875%	05/04/32	440	408,886
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27(a)	3,260	2,947,823
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26	3,295	3,037,259
2.797%(ff)	01/19/28	980	864,927
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	3,650	$3,150,867
3.875%	03/28/24	2,708	2,641,818
6.446%(ff)	01/10/29	1,760	1,764,203
Sub. Notes, 144A
6.221%(ff)	06/15/33	5,295	4,917,393
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.767%(ff)	11/16/28	1,505	1,605,609
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28	4,320	3,947,578
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	498	494,658
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
9.659%(c)	09/30/24	10,350	10,040,511
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
0.750%	06/12/23(a)	783	776,135
1.150%	06/12/25(a)	401	368,304
2.800%	03/10/27	4,540	4,187,956
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.887%(ff)	06/07/29	1,350	1,128,183
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28(a)	4,295	3,859,004
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(oo)	1,460	1,369,305
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33	330	262,245
4.253%	03/23/28	607	562,146
4.751%(ff)	05/12/28	1,925	1,835,572
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,154	1,082,812
3.000%	10/23/26(a)	1,459	1,364,103
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24	60	59,608
2.393%(ff)	06/02/28	8,879	7,984,019
2.879%(ff)	10/30/30	742	643,905
3.350%(ff)	03/02/33	3,385	2,933,661
3.750%	01/24/24	468	462,311
4.808%(ff)	07/25/28	4,230	4,178,251
4.897%(ff)	07/25/33	2,525	2,462,871
5.013%(ff)	04/04/51	1,613	1,517,820
Sub. Notes
5.606%	01/15/44	696	678,842
Sub. Notes, GMTN
4.900%	11/17/45	713	634,347
Sub. Notes, MTN
4.400%	06/14/46	253	208,625
4.750%	12/07/46	998	866,655

A18

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	2,103	$2,196,853
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
5.457%	11/18/27	2,520	2,614,101
			383,154,645
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	94	92,248
4.700%	02/01/36	5,044	5,009,952
4.900%	02/01/46	2,939	2,850,794
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	214	201,859
4.000%	04/13/28	220	216,858
4.350%	06/01/40	340	316,450
4.600%	04/15/48	88	83,357
4.750%	01/23/29	755	770,530
5.450%	01/23/39	934	980,576
5.550%	01/23/49	190	205,159
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.450%	06/01/27	322	292,377
2.500%	06/01/40	20	15,348
2.600%	06/01/50	286	203,953
3.375%	03/25/27	319	313,552
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	820	750,085
Sr. Unsec’d. Notes
5.000%	02/02/26	1,560	1,561,274
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.250%	03/19/25	69	66,588
2.625%	03/19/27	73	69,018
2.875%	10/15/49	190	144,772
			14,144,750
Biotechnology — 0.5%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	176	173,530
4.663%	06/15/51	146	132,840
5.150%	03/02/28	880	898,674
5.250%	03/02/30	425	434,232
5.250%	03/02/33	5,585	5,735,969
5.750%	03/02/63	955	990,782
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	2,570	2,479,519
4.250%	04/27/32	750	723,326
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	1,073	$1,030,908
Royalty Pharma PLC,
Gtd. Notes
1.750%	09/02/27	750	655,811
2.150%	09/02/31	2,355	1,856,382
2.200%	09/02/30	4,005	3,240,713
			18,352,686
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	73	55,263
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	107	102,185
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	34	31,741
5.000%	02/15/27	81	77,162
			266,351
Chemicals — 0.4%
Celanese US Holdings LLC,
Gtd. Notes
6.050%	03/15/25	3,250	3,268,804
6.165%	07/15/27	2,815	2,845,861
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	409	396,679
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	405	370,848
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	378	371,925
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25	1,710	1,754,078
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	344	282,940
4.500%	10/22/25	411	398,413
5.125%	06/23/51	341	246,850
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	799	710,760
2.875%	05/11/31(a)	758	596,593
RPM International, Inc.,
Sr. Unsec’d. Notes
2.950%	01/15/32	605	491,492
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	615	607,620
6.500%	09/27/28(a)	470	439,836

A19

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30(a)	2,444	$2,073,877
			14,856,576
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	30	28,813
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A
5.500%	08/11/32	1,000	982,935
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	775	749,231
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	1,184	1,116,988
7.000%	10/15/37	425	502,219
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	715	662,640
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	457	434,933
4.950%	08/15/27	1,630	1,608,918
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	355	333,168
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27	253	264,143
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	260	223,752
4.875%	01/15/28(a)	417	398,752
5.250%	01/15/30	624	600,241
Sec’d. Notes
3.875%	11/15/27	69	64,650
			7,971,383
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.450%	08/04/26(a)	1,325	1,261,834
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27(a)	3,210	2,967,852
3.000%	05/15/24	715	701,820
			4,931,506
Cosmetics/Personal Care — 0.2%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	370	350,868
3.375%	03/24/29	3,475	3,202,423
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care (cont’d.)
3.625%	03/24/32	810	$735,454
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33	620	640,354
5.100%	03/22/43	1,155	1,191,660
5.500%	03/22/25	1,795	1,825,008
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27	112	106,845
			8,052,612
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	120	105,488
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,037,541
3.000%	10/29/28	829	721,017
3.150%	02/15/24	527	518,110
3.300%	01/30/32	460	378,829
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	272	258,602
5.300%	02/01/28	400	395,151
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	366,821
Sr. Unsec’d. Notes
3.375%	05/03/24	360	353,012
4.050%	05/03/29	680	663,296
5.850%	11/05/27(a)	2,535	2,662,192
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	4,042	3,932,285
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26(a)	4,270	3,957,249
4.927%(ff)	05/10/28(a)	1,090	1,047,806
5.247%(ff)	07/26/30(a)	4,805	4,563,905
5.468%(ff)	02/01/29	170	165,716
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
0.500%	09/16/24	1,575	1,486,313
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	4,540	3,844,092
4.350%	06/15/29	610	602,886
4.600%	03/15/33(a)	530	525,667
4.950%	06/15/52	120	116,837
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.500%	01/20/43	213	216,323

A20

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43(a)	127	$120,760
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	97	86,185
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)	195	177,263
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,174,164
2.999%	01/22/32	906	726,333
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
1.100%	03/26/26	1,245	1,131,950
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25	350	339,297
8.250%	10/01/23	713	715,030
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	02/15/24	224	221,802
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	473	376,577
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	282,978
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24	200	195,540
Synchrony Financial,
Sr. Unsec’d. Notes
4.875%	06/13/25	3,315	3,073,676
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^	2,330	1,523,398
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	369	358,388
4.300%	12/14/45	851	820,232
			39,137,223
Electric — 3.4%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	525,521
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	5,000	4,147,393
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	69,427
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	346,495
3.750%	03/01/45	187	150,680
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ameren Illinois Co.,
First Mortgage
3.800%	05/15/28	477	$464,816
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/27	2,550	2,650,381
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	457,161
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	651	634,164
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	33,776
5.000%	02/01/31	60	50,836
5.125%	03/15/28	1,253	1,147,544
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	227,502
General Ref. Mortgage
3.950%	03/01/48	366	308,917
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.650%
5.373%(c)	05/13/24	1,391	1,377,739
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	710	616,030
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	86	80,811
Commonwealth Edison Co.,
First Mortgage
2.200%	03/01/30	2,148	1,845,017
6.450%	01/15/38	438	507,212
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	1,455	1,047,455
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	178,923
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	125,566
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/32(a)	3,948	4,052,127
7.000%	06/15/38	592	673,194
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	377	341,692
Sr. Unsec’d. Notes, Series E
6.300%	03/15/33	75	82,439
Duke Energy Carolinas LLC,
First Mortgage
3.700%	12/01/47	161	128,776
3.950%	03/15/48	142	118,520
First Ref. Mortgage
3.750%	06/01/45	187	152,107

A21

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.550%	06/15/31(a)	8,954	$7,485,824
4.300%	03/15/28	1,100	1,078,457
4.500%	08/15/32(a)	2,220	2,145,349
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29	577	508,754
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	1,035	1,065,359
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	331,525
4.000%	04/01/52	625	519,673
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	458	454,944
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.375%	07/12/26	4,210	3,750,235
2.250%	07/12/31	1,085	845,257
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32	1,005	942,654
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	287	268,782
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	2,084	1,581,791
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	475,978
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	2,975	2,667,028
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32	1,430	1,283,707
4.600%	07/01/27	1,595	1,596,811
5.450%	03/01/28	2,310	2,393,704
Exelon Corp.,
Sr. Unsec’d. Notes
5.150%	03/15/28	1,725	1,757,097
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	115,176
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	665	688,888
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	3,020	2,993,944
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	466,190
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	1,290	$1,136,575
Kentucky Utilities Co.,
First Mortgage, Series KENT
5.450%	04/15/33	735	762,934
Louisville Gas & Electric Co.,
First Mortgage, Series LOU
5.450%	04/15/33	735	761,222
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	450	454,544
MidAmerican Energy Co.,
First Mortgage
3.100%	05/01/27	88	83,993
4.800%	09/15/43	2,500	2,404,944
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	116,737
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43(a)	2,500	2,532,597
National Rural Utilities Cooperative Finance Corp.,
Sec’d. Notes
4.150%	12/15/32	1,750	1,664,337
5.800%	01/15/33(a)	875	932,955
Sr. Unsec’d. Notes
4.800%	03/15/28(a)	735	742,313
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	4,075	3,444,437
4.625%	07/15/27	3,405	3,396,772
5.050%	02/28/33	460	461,280
6.051%	03/01/25	990	1,007,362
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	958	940,482
Gtd. Notes, 144A
3.375%	02/15/29	123	102,270
3.625%	02/15/31	503	407,746
3.875%	02/15/32	480	384,279
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	1,730	1,576,917
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	273,677
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	754	657,450
2.500%	02/01/31	2,220	1,796,747
3.250%	02/16/24(a)	3,185	3,120,783
3.300%	08/01/40	82	58,060
4.550%	07/01/30	4,070	3,805,126
4.950%	07/01/50	1,671	1,376,110
5.450%	06/15/27	6,220	6,155,551

A22

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
6.150%	01/15/33	340	$348,945
6.700%	04/01/53	885	911,307
6.750%	01/15/53	430	444,692
Sr. Sec’d. Notes
3.250%	06/01/31	484	411,273
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,725	2,796,152
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	110,532
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	221,386
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,427	2,806,556
Public Service Electric & Gas Co.,
First Mortgage, MTN
4.900%	12/15/32	2,315	2,367,762
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.850%	11/15/27	1,780	1,850,639
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	2,390	2,211,199
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	194,175
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	2,215	2,084,987
3.700%	04/01/29	395	367,035
4.000%	02/01/48(a)	330	268,892
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	999	848,768
3.650%	02/01/50	1,845	1,422,295
5.300%	03/01/28	765	784,815
5.850%	11/01/27	2,345	2,470,821
First Mortgage, Series D
4.700%	06/01/27	2,180	2,185,069
First Ref. Mortgage
4.000%	04/01/47	734	604,321
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	2,156,003
Sr. Unsec’d. Notes
3.250%	07/01/26	395	376,834
4.400%	07/01/46	800	696,591
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	215	202,142
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.300%	04/01/33	1,755	1,768,501
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.450%	06/15/49	242	$210,251
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	04/01/33	1,575	1,585,594
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	845	798,593
5.500%	09/01/26	209	203,112
5.625%	02/15/27(a)	704	685,860
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,750	2,656,367
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	1,135	1,104,154
			136,673,171
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25	253	238,516
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	491,887
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	545	504,125
4.250%	10/31/26	1,171	1,117,573
			2,113,585
Entertainment — 0.4%
Warnermedia Holdings, Inc.,
Gtd. Notes
6.412%	03/15/26	340	341,648
Gtd. Notes, 144A
3.638%	03/15/25	3,015	2,917,116
3.755%	03/15/27	190	178,995
4.054%	03/15/29	270	251,081
4.279%	03/15/32	5,525	4,929,843
5.050%	03/15/42	1,390	1,162,252
5.141%	03/15/52	7,180	5,824,985
5.391%	03/15/62	315	254,600
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	30	27,228
7.125%	02/15/31	280	283,960
			16,171,708
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	262	253,897

A23

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods — 0.4%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	1,666	$1,679,331
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,002	873,484
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28		2,505	2,497,884
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23		591	581,994
General Mills, Inc.,
Sr. Unsec’d. Notes
4.950%	03/29/33		475	482,036
5.241%	11/18/25		655	656,705
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		230	219,749
4.250%	03/01/31		156	151,135
4.375%	06/01/46		559	487,057
4.625%	10/01/39		203	185,943
4.875%	10/01/49		345	319,238
5.000%	07/15/35		149	149,188
5.000%	06/04/42		204	195,175
5.500%	06/01/50		293	296,648
6.500%	02/09/40		1,270	1,393,663
6.750%	03/15/32		19	21,230
6.875%	01/26/39		54	61,178
Gtd. Notes, 144A
7.125%	08/01/39		12	13,686
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32		280	254,609
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25		239	229,621
3.950%	04/01/44		505	432,238
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25		639	597,849
2.625%	03/17/27(a)		3,190	2,979,742
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31		353	308,064
Gtd. Notes, 144A
5.875%	09/30/27		379	376,625
				15,444,072
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		758	805,992
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		2,638	2,279,364
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper (cont’d.)
Gtd. Notes, Series DM3N
3.125%	01/15/32		291	$237,165
				3,322,521
Gas — 0.3%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32		240	216,725
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27(a)		3,170	3,097,591
4.866%	08/05/32		3,020	2,904,149
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		251	263,561
KeySpan Gas East Corp.,
Sr. Unsec’d. Notes, 144A
5.994%	03/06/33		1,095	1,129,789
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31(a)		460	364,445
3.600%	05/01/30		3,470	3,206,465
				11,182,725
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	04/15/28		2,695	2,705,036
6.300%	02/15/30		1,230	1,235,671
				3,940,707
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26		554	549,698
4.750%	11/30/36		261	270,937
4.900%	11/30/46		168	172,718
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
5.375%	12/06/32		470	484,187
5.750%	12/06/52		350	371,882
GE HealthCare Technologies, Inc.,
Gtd. Notes, 144A
5.650%	11/15/27		2,160	2,233,336
5.857%	03/15/30		1,580	1,653,323
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,380	1,197,355
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	353	261,661
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	495	382,375
1.875%	10/01/49	EUR	323	222,830
				7,800,302

A24

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	78	$77,637
4.500%	05/15/42	283	254,076
6.750%	12/15/37	469	517,379
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	523	420,195
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	214	182,936
Sr. Sec’d. Notes
2.760%	10/01/24	3,577	3,465,741
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	2,415	2,060,721
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32	280	267,716
4.550%	05/15/52	210	189,253
5.100%	01/15/44	555	541,029
5.350%	10/15/25	105	106,437
HCA, Inc.,
Gtd. Notes
5.000%	03/15/24	112	111,298
5.250%	06/15/26	87	87,101
5.500%	06/15/47	656	615,683
Sr. Sec’d. Notes
4.500%	02/15/27	52	50,823
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	200	161,794
3.950%	03/15/27	474	459,168
4.800%	03/15/47	48	43,806
4.950%	10/01/44	176	164,893
5.750%	03/01/28	1,680	1,745,844
5.875%	03/01/33(a)	625	672,499
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	1,026,754
Unsec’d. Notes, Series 2021
2.810%	06/01/41	1,375	1,013,658
3.002%	06/01/51	285	201,393
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	892,835
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	158,035
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	153,350
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50	345	251,515
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	$248,482
4.375%	01/15/30(a)	677	607,781
5.125%	11/01/27(a)	1,033	996,130
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26	220	202,163
2.300%	05/15/31	120	102,852
3.125%	05/15/60	73	51,219
3.250%	05/15/51	168	126,369
3.500%	06/15/23	200	199,281
3.750%	07/15/25	89	88,013
3.875%	08/15/59	511	411,191
4.000%	05/15/29	2,545	2,490,305
4.200%	05/15/32	1,180	1,154,789
4.450%	12/15/48	117	108,322
4.625%	11/15/41	701	677,615
4.950%	05/15/62	310	302,035
5.050%	04/15/53	3,655	3,694,436
5.300%	02/15/30	730	768,961
5.350%	02/15/33	1,390	1,477,250
5.700%	10/15/40	1,541	1,669,624
5.875%	02/15/53	860	966,638
6.050%	02/15/63	255	291,566
			32,528,591
Home Builders — 0.2%
35 Degrees,
4.510%	05/01/33^	740	754,213
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	159,151
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	291,060
Endi Apartments,
4.410%	04/01/30^	1,065	1,067,869
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	79	77,802
4.750%	11/29/27	180	177,996
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	560	521,764
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	372	326,244
5.250%	12/15/27	294	275,713
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	58	50,360
Prestige Vista,
4.750%	04/01/28^	475	481,043

A25

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		249	$245,046
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		399	369,578
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23		336	335,742
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27		307	292,093
Trio Apartments,
4.370%	05/01/28^		571	569,355
Twin City Townhomes,
4.500%	04/01/33^		785	796,101
				6,791,130
Insurance — 0.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.500%	06/30/25		249	235,735
3.900%	04/01/26		20	19,467
Aon Corp./Aon Global Holdings PLC,
Gtd. Notes
5.350%	02/28/33		505	522,426
Ascot Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.250%	12/15/30		385	301,744
Athene Global Funding,
Sec’d. Notes, 144A, MTN
2.646%	10/04/31		1,850	1,465,331
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49(a)		553	510,142
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26		133	128,865
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		2,275	2,188,094
3.850%	04/05/29		1,205	1,099,158
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28		3,565	3,028,423
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		830	697,696
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25		282	258,860
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	437	461,791
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		2	1,926
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	447	$440,964
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	154	136,975
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30(a)	756	637,953
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	459	438,624
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	48	41,744
5.375%	03/15/33	1,425	1,425,386
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25	253	230,621
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	337,287
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	653	599,151
6.850%	12/16/39	50	56,276
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	2,920	2,559,121
4.650%	06/15/27	3,375	3,325,210
			21,148,970
Internet — 0.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	450	315,379
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	603	535,095
1.500%	06/03/30	221	183,850
2.100%	05/12/31	459	392,243
2.500%	06/03/50	313	211,875
3.150%	08/22/27	263	252,443
3.300%	04/13/27	210	203,187
3.450%	04/13/29	460	442,817
3.600%	04/13/32	890	843,959
3.875%	08/22/37	501	466,728
4.050%	08/22/47	424	385,457
4.100%	04/13/62	2,005	1,764,377
4.250%	08/22/57	145	132,358
4.950%	12/05/44	151	155,710
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	430	270,900
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31	2,081	1,630,073

A26

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
4.027%	08/03/50	1,071	$696,685
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.840%	04/22/51	557	404,591
			9,287,727
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	10/15/39(a)	224	236,008
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	192	200,006
6.875%	11/10/39(a)	411	426,233
			862,247
Leisure Time — 0.1%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	655	578,447
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	1,540	1,385,501
			1,963,948
Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	548	498,440
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	596	502,454
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	1,462	1,386,513
3.200%	08/08/24	2,716	2,625,954
3.500%	08/18/26	322	300,124
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	285	276,545
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.800%	03/08/27	880	756,800
3.350%	03/08/29(a)	1,010	840,825
4.300%	01/08/26(a)	780	730,275
5.625%	08/08/25	1,470	1,425,900
5.900%	08/08/28(a)	940	893,000
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	300	241,500
5.625%	08/26/28	1,202	1,021,700
			11,500,030
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/28	220	$195,606
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	117	108,132
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	650	516,261
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	189	178,543
2.565%	02/15/30	4,722	4,141,564
			4,944,500
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	340	277,762
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34	1,383	1,071,236
4.500%	08/15/30	66	55,632
4.750%	03/01/30(a)	385	333,647
4.750%	02/01/32	400	336,642
5.000%	02/01/28	265	244,431
5.125%	05/01/27	1,013	956,827
5.375%	06/01/29	161	147,889
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	03/01/42	95	64,159
3.700%	04/01/51	885	565,094
3.850%	04/01/61	534	331,341
3.900%	06/01/52	3,370	2,219,990
3.950%	06/30/62	235	147,888
4.200%	03/15/28	80	75,626
4.400%	12/01/61	512	348,114
4.800%	03/01/50	1,489	1,132,739
4.908%	07/23/25	1,017	1,005,792
5.050%	03/30/29	2,370	2,289,089
5.125%	07/01/49	404	319,076
5.375%	04/01/38	460	400,132
5.375%	05/01/47	471	387,173
5.500%	04/01/63	480	388,338
5.750%	04/01/48	178	152,829
6.384%	10/23/35	899	892,190
6.484%	10/23/45	3,351	3,158,657
6.834%	10/23/55	171	165,900
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	375	234,116
2.800%	01/15/51	661	446,624
2.887%	11/01/51	607	414,223
2.937%	11/01/56	172	114,627
3.150%	03/01/26	307	297,786

A27

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
3.250%	11/01/39	58	$46,910
3.300%	04/01/27	604	580,657
3.375%	08/15/25	220	214,975
3.400%	04/01/30	340	317,879
3.400%	07/15/46	54	41,735
3.450%	02/01/50	90	69,349
3.750%	04/01/40	1,716	1,474,813
3.969%	11/01/47	1,009	851,365
3.999%	11/01/49	298	250,104
4.000%	08/15/47	793	670,381
4.000%	03/01/48	98	82,979
4.150%	10/15/28	275	272,070
4.200%	08/15/34	93	88,946
4.250%	10/15/30	526	515,372
4.250%	01/15/33	292	284,582
4.950%	10/15/58	90	87,148
5.350%	11/15/27	1,415	1,472,955
5.650%	06/15/35	79	84,813
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	624	607,813
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	200	138,163
4.500%	11/15/31	2,015	1,442,984
5.500%	04/15/27(a)	545	458,898
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	519	344,456
4.125%	05/15/29	174	161,798
5.200%	09/20/47	2,267	1,868,547
5.300%	05/15/49	2,998	2,500,912
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	501	264,368
5.875%	11/15/24	988	881,495
7.750%	07/01/26	105	69,300
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	330	263,648
5.750%	12/01/28	50	37,332
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	397	380,514
Paramount Global,
Sr. Unsec’d. Notes
4.200%	06/01/29	710	651,999
4.200%	05/19/32(a)	1,440	1,237,102
4.375%	03/15/43	1,668	1,184,813
4.950%	01/15/31(a)	380	350,363
4.950%	05/19/50(a)	215	160,867
5.850%	09/01/43(a)	846	731,824
Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes
8.375%	07/15/33	772	877,867
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	392	$301,574
5.875%	11/15/40	684	617,378
6.550%	05/01/37	1,469	1,444,194
6.750%	06/15/39	1,584	1,560,083
7.300%	07/01/38	1,490	1,547,319
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	200	193,044
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	370	344,285
Walt Disney Co. (The),
Gtd. Notes
6.650%	11/15/37	63	74,685
			47,080,227
Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	200	195,037
3.875%	03/16/29	2,480	2,275,090
4.000%	09/11/27	245	231,427
4.750%	04/10/27	670	654,054
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	374	393,063
5.750%	05/01/43	144	150,902
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33	1,330	1,352,823
5.000%	09/30/43	217	218,748
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	225	218,995
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24	23	22,867
4.625%	08/01/30	314	297,942
5.250%	09/01/29	4,000	3,947,552
5.400%	11/14/34	250	245,276
5.450%	03/15/43(a)	898	840,405
Glencore Finance Canada Ltd. (Australia),
Gtd. Notes, 144A
5.550%	10/25/42	50	47,944
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.000%	03/27/27	443	426,272
4.125%	05/30/23	25	24,935
4.125%	03/12/24	1,080	1,068,351
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
5.250%	11/08/42	937	900,263

A28

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40	54	$54,452
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	399	380,340
			13,946,738
Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29(a)	242	213,885
3.050%	04/15/30(a)	107	97,771
3.700%	04/15/50(a)	568	466,314
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	248	219,100
Textron, Inc.,
Sr. Unsec’d. Notes
3.900%	09/17/29	830	783,985
			1,781,055
Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	417	440,845
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	3,500	3,185,831
3.569%	12/01/31	1,220	1,049,663
			4,235,494
Oil & Gas — 1.7%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	4,101	3,453,867
Sr. Unsec’d. Notes, 144A
3.000%	01/15/25	600	578,132
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	617	439,365
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A (original cost $128,380; purchased 05/29/19 - 06/03/19)(f)
7.000%	11/01/26	134	129,491
Gtd. Notes, 144A (original cost $26,373; purchased 10/13/20)(f)
9.000%	11/01/27	28	34,140
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32(a)	2,560	2,234,074
2.939%	06/04/51	1,835	1,273,019
3.000%	02/24/50	1,070	758,246
3.119%	05/04/26	501	482,025
3.633%	04/06/30	385	365,926
4.812%	02/13/33	1,325	1,345,428
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	1,782	$1,699,582
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	3,855	3,174,422
3.750%	02/15/52	1,223	888,733
5.400%	06/15/47	186	172,928
6.750%	11/15/39	184	195,234
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	258	236,882
Chevron USA, Inc.,
Gtd. Notes
3.850%	01/15/28	620	612,460
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	140	115,927
4.025%	03/15/62	665	541,783
4.150%	11/15/34	102	96,093
4.300%	11/15/44	362	325,401
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	231	226,271
4.375%	01/15/28	1,276	1,203,904
4.500%	04/15/23(a)	788	787,446
4.900%	06/01/44	133	102,526
Gtd. Notes, 144A
2.268%	11/15/26	504	446,779
5.750%	01/15/31	325	311,896
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	05/15/27(a)	842	805,025
4.375%	03/15/29	594	565,193
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	231	220,627
4.750%	05/15/42	655	569,096
5.000%	06/15/45	1,207	1,073,784
5.250%	10/15/27	140	140,053
5.600%	07/15/41	968	927,310
5.875%	06/15/28	121	122,880
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	525	498,660
3.500%	12/01/29	774	708,747
6.250%	03/15/33	1,725	1,825,308
6.250%	03/15/53	235	243,824
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	474	362,444
5.375%	06/26/26	372	355,911
5.875%	05/28/45	1,182	809,670
8.875%	01/13/33	372	375,255

A29

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	550	$546,015
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	1,075	1,041,406
4.875%	03/30/26	135	124,470
5.375%	03/30/28	535	478,932
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	456	418,124
4.150%	01/15/26	180	178,599
4.375%	04/15/30	164	163,626
4.950%	04/15/50	190	191,145
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	1,000	939,525
5.000%	01/15/29	177	168,165
6.125%	02/01/25	66	66,404
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	30	27,756
3.625%	05/15/31(a)	350	303,503
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40	1,355	1,156,223
3.700%	04/06/50	565	474,005
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	58	57,910
2.992%	03/19/25	717	697,745
3.043%	03/01/26	325	315,520
3.452%	04/15/51	205	163,624
3.482%	03/19/30	590	563,714
4.114%	03/01/46	737	663,826
4.227%	03/19/40	1,505	1,410,882
4.327%	03/19/50	73	67,594
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31	920	1,024,094
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	103	95,827
6.000%	04/15/30	500	461,149
6.000%	02/01/31	103	95,203
6.250%	04/15/32	625	577,835
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	260	230,939
6.375%	10/24/48	350	290,063
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	415	413,560
4.875%	04/03/28	425	427,831
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/45	177	165,174
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46		358	$284,959
4.500%	07/15/44		78	62,419
6.450%	09/15/36		877	922,544
6.600%	03/15/46		981	1,031,912
6.950%	07/01/24		307	311,266
7.500%	05/01/31		249	274,779
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31		475	513,606
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
1.400%	02/09/26		200	181,094
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30		211	185,703
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	424	453,024
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31(a)		788	599,589
6.375%	01/23/45		1,756	1,113,304
6.490%	01/23/27		1,062	963,765
6.500%	03/13/27		174	157,226
6.500%	01/23/29		335	286,425
6.700%	02/16/32		1,485	1,177,308
6.840%	01/23/30		523	432,469
6.875%	10/16/25		251	247,517
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	498	448,706
Gtd. Notes, MTN
6.875%	08/04/26(a)		242	228,666
Phillips 66,
Gtd. Notes
4.950%	12/01/27		840	843,734
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		655	595,145
5.100%	03/29/26		630	632,581
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		506	393,668
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		270	266,977
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
2.875%	01/12/32		510	421,597
3.625%	01/12/52(a)		890	621,887
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30		253	229,538
2.875%	05/10/26		152	145,449
3.000%	11/26/51		2,660	1,911,862
4.375%	05/11/45		792	727,012

A30

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.550%	08/12/43	492	$463,476
6.375%	12/15/38	665	763,029
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	1,066	1,059,689
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	350	309,276
5.375%	02/01/29	30	28,317
5.375%	03/15/30	160	150,237
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	2,540	2,434,517
7.500%	01/15/28(a)	1,025	1,075,364
			68,785,791
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	820	774,693
Halliburton Co.,
Sr. Unsec’d. Notes
7.450%	09/15/39	629	730,087
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	226	217,282
4.300%	05/01/29	1,102	1,075,239
			2,797,301
Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	430	337,284
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	575	475,971
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	250	244,710
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	355	353,396
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	245	237,787
			1,649,148
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24	692	667,804
2.950%	11/21/26	652	620,437
3.200%	11/21/29	2,844	2,638,018
3.750%	11/14/23	127	125,762
4.050%	11/21/39	3,575	3,190,589
4.250%	11/21/49	755	666,084
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.300%	05/14/36	221	$207,773
4.500%	05/14/35	777	753,305
4.700%	05/14/45	1,943	1,823,457
4.875%	11/14/48	100	96,051
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	159	58,971
5.250%	01/30/30	4,231	1,568,114
5.250%	02/15/31	348	133,545
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28	2,090	2,019,432
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	170	166,874
3.734%	12/15/24	117	114,611
4.685%	12/15/44	59	54,920
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	35	34,319
3.400%	07/26/29	517	490,863
Cigna Group (The),
Gtd. Notes
4.125%	11/15/25	204	200,856
4.375%	10/15/28	724	713,137
4.800%	08/15/38	792	768,201
4.900%	12/15/48	224	210,781
Sr. Unsec’d. Notes
3.200%	03/15/40	4,600	3,604,019
5.400%	03/15/33	1,310	1,359,807
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	170	137,711
2.125%	09/15/31(a)	663	541,174
3.250%	08/15/29	3,183	2,911,364
3.625%	04/01/27	179	172,515
3.750%	04/01/30	448	419,057
4.125%	04/01/40	186	159,989
4.250%	04/01/50	136	113,206
4.300%	03/25/28	394	386,984
5.050%	03/25/48	517	483,771
5.125%	02/21/30	1,005	1,017,695
5.125%	07/20/45	790	748,721
5.250%	02/21/33	795	809,749
5.300%	12/05/43	132	129,706
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28(a)	218	220,752
6.943%	01/10/30	213	219,723
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	570	524,400
Johnson & Johnson,
Sr. Unsec’d. Notes
3.625%	03/03/37	551	509,665

A31

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26	489	$447,461
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	305	280,709
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	400	355,066
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30	43	36,191
2.625%	04/01/30	527	475,399
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36	130	117,768
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26(a)	2,692	2,421,117
4.100%	10/01/46	2,113	1,393,655
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,313	1,043,061
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	1,988,455
			40,352,794
Pipelines — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	495	505,635
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	214	190,276
3.302%	01/15/35	553	476,422
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32(a)	1,060	876,292
4.000%	03/01/31	210	187,006
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	990	937,400
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	210	217,395
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	41,813
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,600	1,366,000
Enbridge, Inc. (Canada),
Gtd. Notes
5.700%	03/08/33	2,960	3,079,924
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Jr. Sub. Notes, Series A, 3 Month LIBOR + 4.028%
8.892%(c)	04/17/23(a)(oo)	150	$134,202
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	918	810,331
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,535	1,287,144
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	999	881,499
Sr. Unsec’d. Notes
2.900%	05/15/25	3,001	2,860,455
3.750%	05/15/30	201	185,445
4.950%	06/15/28	916	910,107
5.250%	04/15/29	215	214,461
5.300%	04/01/44	78	68,714
5.400%	10/01/47	3,551	3,161,705
5.550%	02/15/28	1,150	1,167,723
5.875%	01/15/24	600	599,874
6.050%	06/01/41	1,194	1,205,516
6.100%	02/15/42	149	144,582
6.250%	04/15/49	1,325	1,312,171
7.500%	07/01/38	192	215,873
7.600%	02/01/24	263	265,061
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
4.500%	11/01/23	35	34,731
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	546	485,197
3.125%	07/31/29(a)	1,347	1,232,931
3.700%	01/31/51	207	160,722
3.950%	01/31/60	361	279,827
4.150%	10/16/28	1,067	1,036,701
4.200%	01/31/50	390	330,964
4.800%	02/01/49	103	94,711
4.850%	03/15/44	151	140,050
5.350%	01/31/33	1,130	1,174,749
5.375%(ff)	02/15/78	230	184,209
5.950%	02/01/41	335	353,879
7.550%	04/15/38	151	177,004
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	50,183
7.500%	06/01/30	50	48,422
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	895	729,795
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.940%	09/30/40	351	283,857
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	1,735	1,780,544
6.510%	02/23/42	1,250	1,313,516

A32

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	1,278	$844,917
4.300%	03/01/28	301	295,805
5.300%	12/01/34	143	140,404
5.550%	06/01/45	242	229,509
Gtd. Notes, GMTN
7.750%	01/15/32	1,297	1,507,502
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	1,189	1,054,731
4.700%	04/15/48	177	148,661
4.800%	02/15/29	357	353,335
4.875%	12/01/24	706	701,745
4.875%	06/01/25	1,097	1,089,385
4.950%	09/01/32	2,025	1,983,774
4.950%	03/14/52	298	258,739
5.200%	03/01/47	3,353	3,006,240
5.500%	02/15/49	223	207,587
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	747,911
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,315	1,151,444
4.450%	09/01/49	2,732	2,121,986
4.550%	07/15/28	690	667,027
5.200%	07/15/48	415	358,553
6.100%	11/15/32	355	367,652
6.350%	01/15/31	772	806,462
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	635	567,855
3.800%	09/15/30	380	338,949
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	100	96,604
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	1,047	1,211,374
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	584,069
7.500%	10/01/25	239	239,633
Targa Resources Corp.,
Gtd. Notes
5.200%	07/01/27	2,295	2,275,048
6.125%	03/15/33	985	1,018,988
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	2,500	2,186,250
4.875%	02/01/31	704	663,643
6.500%	07/15/27	231	236,959
6.875%	01/15/29	567	580,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	981	$921,667
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	10/12/31	1,830	1,493,623
4.625%	03/01/34	609	567,801
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	905	820,048
3.950%	05/15/50	540	429,698
4.000%	03/15/28	1,200	1,149,178
7.850%	02/01/26	1,301	1,393,538
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	58,628
3.875%	11/01/33	440	369,342
4.125%	08/15/31	40	35,125
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25	727	695,077
4.300%	02/01/30	2,609	2,373,049
4.500%	03/01/28	176	166,489
5.300%	03/01/48	130	110,959
5.450%	04/01/44	398	347,397
5.500%	08/15/48	91	78,407
5.500%	02/01/50	441	374,574
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	955	801,357
3.750%	06/15/27	11	10,561
4.650%	08/15/32	1,680	1,618,552
4.850%	03/01/48	239	211,494
4.900%	01/15/45	390	343,344
5.100%	09/15/45	353	324,045
5.300%	08/15/52	60	56,650
5.400%	03/04/44	417	391,407
5.650%	03/15/33	1,310	1,352,759
7.750%	06/15/31	643	722,491
8.750%	03/15/32	103	123,605
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	833	927,577
			79,506,451
Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
3.650%	03/15/27	1,735	1,646,961
American Tower Trust #1,
Asset Backed, 144A
5.490%	03/15/28	3,800	3,835,543
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	5,683	5,090,374

A33

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33		955	$664,275
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32		1,745	1,424,743
4.000%	01/15/31		745	648,453
5.250%	06/01/25		17	16,634
5.300%	01/15/29		555	528,160
5.375%	04/15/26		127	123,470
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30		2,013	1,674,689
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	410	299,022
3.325%	03/24/25	EUR	624	560,561
5.000%	10/15/27		18	14,801
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,098	1,824,951
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31(a)		1,359	1,100,810
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,940	1,833,390
5.125%	05/15/32		1,695	1,602,270
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)		1,500	1,421,139
4.500%	09/01/26		1,803	1,704,060
5.750%	02/01/27		351	345,208
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24		780	739,773
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30		2,091	1,822,984
				28,922,271
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		466	433,380
Bayer Corp.,
Sr. Unsec’d. Notes, 144A
6.650%	02/15/28		595	629,177
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27		1,072	962,062
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	482	477,365
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,165	1,164,540
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32	1,475	$1,140,636
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	244	229,022
2.700%	04/15/30	361	326,195
3.300%	04/15/40	414	344,590
3.350%	04/15/50(a)	623	483,029
3.900%	12/06/28	73	71,904
3.900%	06/15/47	69	59,406
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	240	169,771
4.500%	04/15/30	169	166,880
5.625%	04/15/53(a)	705	708,597
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25	97	90,460
3.375%	05/26/25	297	289,997
3.500%	07/01/27	327	317,066
3.600%	07/01/30	337	319,771
3.625%	09/01/49	73	58,412
3.700%	01/30/26	379	372,603
4.200%	04/01/50	619	544,716
4.450%	03/01/47	149	136,478
4.600%	05/26/45	1,665	1,544,975
4.875%	12/09/45	581	563,078
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32	1,850	1,823,717
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	398	349,303
			13,777,130
Semiconductors — 0.7%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32(a)	1,670	1,534,731
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,662	1,280,828
3.419%	04/15/33	530	443,334
3.469%	04/15/34	559	459,323
4.926%	05/15/37	1,785	1,619,582
Intel Corp.,
Sr. Unsec’d. Notes
1.600%	08/12/28	513	447,828
2.800%	08/12/41	70	50,884
3.050%	08/12/51	370	252,826
3.200%	08/12/61	176	116,319
3.700%	07/29/25	366	360,765
3.734%	12/08/47	639	507,481
4.750%	03/25/50(a)	251	229,730
4.875%	02/10/28	490	497,780
5.050%	08/05/62	1,775	1,643,829

A34

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
5.125%	02/10/30	875	$890,778
5.200%	02/10/33(a)	770	783,085
5.625%	02/10/43	330	338,045
5.700%	02/10/53	425	432,985
5.900%	02/10/63	460	473,011
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31	1,325	1,106,618
Microchip Technology, Inc.,
Gtd. Notes
4.250%	09/01/25	350	344,277
Sr. Unsec’d. Notes
2.670%	09/01/23(a)	1,267	1,251,178
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.875%	02/09/33	400	404,516
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	263	239,381
3.500%	04/01/40	1,182	1,013,683
3.500%	04/01/50	1,719	1,408,107
3.700%	04/01/60	366	293,381
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	908	747,329
2.700%	05/01/25	390	369,476
4.300%	06/18/29	990	941,738
4.400%	06/01/27	3,335	3,277,025
Qorvo, Inc.,
Gtd. Notes, 144A
1.750%	12/15/24	3,290	3,068,176
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	250	211,955
			27,039,984
Software — 0.4%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26(a)	684	650,531
2.525%	06/01/50	71	50,003
2.921%	03/17/52	140	106,090
3.300%	02/06/27(a)	327	320,802
3.450%	08/08/36	31	28,700
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	890	817,705
2.875%	03/25/31	1,241	1,061,971
2.950%	04/01/30	710	626,823
3.600%	04/01/40	2,764	2,141,807
4.100%	03/25/61	4,354	3,195,059
4.650%	05/06/30	310	301,855
4.900%	02/06/33	3,250	3,182,655
6.150%	11/09/29	1,605	1,709,838
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Salesforce, Inc.,
Sr. Unsec’d. Notes
3.250%	04/11/23	325	$324,842
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	380	355,977
			14,874,658
Telecommunications — 1.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29	420	321,279
8.125%	02/01/27	830	765,675
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28(a)	454	398,669
2.250%	02/01/32	100	81,666
2.300%	06/01/27	766	701,831
2.550%	12/01/33	2,468	1,985,295
3.500%	06/01/41	4,242	3,348,306
3.500%	09/15/53	4,783	3,473,249
3.550%	09/15/55	1,067	766,462
3.650%	09/15/59	894	638,771
3.800%	12/01/57	692	514,018
4.350%	06/15/45	214	182,541
4.500%	05/15/35	115	107,843
5.350%	09/01/40	230	227,844
5.539%	02/20/26	3,055	3,062,855
5.550%	08/15/41	221	224,221
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	180	142,239
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.550%	03/15/52(a)	985	809,719
Sprint LLC,
Gtd. Notes
7.625%	02/15/25	380	394,646
7.875%	09/15/23	2,007	2,023,330
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	275	228,381
5.213%	03/08/47	170	148,425
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	200	186,388
2.550%	02/15/31	293	248,206
2.625%	02/15/29	1,246	1,098,944
2.700%	03/15/32	4,310	3,629,801
2.875%	02/15/31	453	390,676
3.000%	02/15/41	35	25,915
3.375%	04/15/29	430	392,003
3.500%	04/15/25(a)	1,620	1,575,165
3.500%	04/15/31	420	377,695
3.750%	04/15/27	121	116,354
3.875%	04/15/30	5,335	5,003,640

A35

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
5.050%	07/15/33	925	$929,475
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	2,445	1,968,780
2.100%	03/22/28	405	360,850
2.355%	03/15/32	4,777	3,919,275
2.550%	03/21/31(a)	848	722,456
2.625%	08/15/26	355	335,634
2.650%	11/20/40	709	506,378
2.850%	09/03/41	123	89,681
2.875%	11/20/50	1,171	781,515
3.150%	03/22/30	3,213	2,927,019
3.400%	03/22/41	200	159,198
3.850%	11/01/42	269	224,306
3.875%	02/08/29	176	169,983
4.000%	03/22/50	656	545,466
4.016%	12/03/29	398	381,204
4.125%	03/16/27	213	211,268
4.329%	09/21/28	459	453,130
4.400%	11/01/34	165	156,733
4.500%	08/10/33	1,394	1,347,073
4.862%	08/21/46	677	644,418
5.250%	03/16/37(a)	1,261	1,296,296
5.500%	03/16/47	97	98,447
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	630	540,049
			52,360,686
Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/23	200	20,000
Transportation — 0.1%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	265	229,937
Sr. Unsec’d. Notes, EMTN
3.730%	03/29/24	200	196,788
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	280	266,660
Pelabuhan Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.250%	05/05/25	200	194,844
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27	124	114,926
2.891%	04/06/36	121	99,623
3.750%	07/15/25	251	247,343
3.750%	02/05/70	827	630,173
			1,980,294
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	4,965	$4,768,613

Total Corporate Bonds (cost $1,378,687,146)			1,265,778,289
Floating Rate and Other Loans — 0.6%
Airlines — 0.1%
Air Canada (Canada),
Term Loan, 3 Month LIBOR + 3.500%
8.369%(c)	08/11/28	824	818,479
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
8.558%(c)	10/20/27	570	589,950
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
8.568%(c)	04/21/28	721	715,469
			2,123,898
Beverages — 0.0%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
8.659%(c)	03/31/28	451	404,504
Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
7.340%(c)	10/01/26	324	322,498
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loans, 3 Month SOFR + 3.500%
8.373%(c)	02/26/29	1,456	1,306,834
Quikrete Holdings, Inc.,
B-1 Fourth Amendment Loan, 1 Month LIBOR + 3.000%
7.840%(c)	03/19/29	370	365,308
			1,994,640
Commercial Services — 0.0%
Garda World Security Corp. (Canada),
Term Loan B-2, 1 Month SOFR + 4.350%
9.109%(c)	10/30/26	237	234,162
Computers — 0.0%
Magenta Buyer LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.750%
9.580%(c)	07/27/28	610	497,458
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
8.590%(c)	02/01/28	315	309,739
			807,197
Diversified Financial Services — 0.1%
Allspring Buyer LLC,
Term Loan, 3 Month LIBOR + 3.000%
8.188%(c)	11/01/28	262	260,694
Citadel Securities LP,
2021 Term Loan, 1 Month SOFR + 2.614%
7.422%(c)	02/02/28	60	59,598

A36

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Diversified Financial Services (cont’d.)
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month SOFR + 3.750%
8.557%(c)	04/09/27	506	$489,120
Delos Finance Sarl (Ireland),
2018 Term Loan, 3 Month LIBOR + 1.750%
6.909%(c)	10/06/23	500	499,500
Focus Financial Partners LLC,
Tranche B-5 Term Loan, 1 Month SOFR + 3.250%
8.057%(c)	06/30/28	358	354,234
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
7.590%(c)	01/26/28	1	1,119
Setanta Aircraft Leasing DAC (Ireland),
Term Loan, 3 Month LIBOR + 2.000%
7.159%(c)	11/05/28	730	729,544
VFH Parent LLC,
Initial Term Loan, 1 Month SOFR + 3.100%
7.859%(c)	01/13/29	772	745,173
			3,138,982
Electronics — 0.0%
II-VI, Inc.,
Term Loan B, 1 Month SOFR + 2.864%
7.672%(c)	07/02/29	2	1,829
Engineering & Construction — 0.0%
Brown Group Holding LLC,
Initial Term Loan, 1 Month SOFR + 2.600%
7.407%(c)	06/07/28	1,476	1,460,423
KKR Apple Bidco LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
7.590%(c)	09/22/28	389	384,395
			1,844,818
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Term B Loan, 1 Month SOFR + 3.350%
8.157%(c)	02/06/30	60	59,606
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
7.340%(c)	05/29/26	945	943,293
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 2.750%
7.570%(c)	04/29/26	274	271,883
			1,274,782
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2023 Refinancing Term Loan, 1 Month SOFR + 3.100%
7.907%(c)	05/31/27	76	76,359
Healthcare-Products — 0.0%
Mozart Borrower LP,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
8.090%(c)	10/23/28	182	177,650
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Healthcare-Services — 0.1%
Eyecare Partners LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
8.590%(c)	02/18/27	185	$150,676
Global Medical Response, Inc.,
2020 Term Loan, 3 Month LIBOR + 4.250%
9.236%(c)	10/02/25	1,183	829,316
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
8.090%(c)	03/05/26	761	739,375
Tranche B3 Term Loan, 1 Month LIBOR + 3.500%
8.340%(c)	03/05/26	419	407,421
			2,126,788
Holding Companies-Diversified — 0.0%
First Eagle Holdings, Inc.,
2018 Refinancing term Loan B, 3 Month LIBOR + 2.500%
7.659%(c)	02/01/27	300	291,630
Insurance — 0.1%
Amwins Group, Inc.,
February 2023 Incremental Term Loan, 1 Month SOFR + 2.850%
7.657%(c)	02/19/28	110	108,079
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
7.090%(c)	02/19/28	343	338,322
Asurion LLC,
New B11 Term Loan, 1 Month SOFR + 4.250%
9.057%(c)	08/21/28	788	727,638
New B-8 Term Loan, 1 Month LIBOR + 3.250%
8.090%(c)	12/23/26	520	482,355
New B-9 Term Loan, 1 Month LIBOR + 3.250%
8.090%(c)	07/31/27	466	425,938
			2,082,332
Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%
8.341%(c)	08/17/28	515	511,971
Machinery-Diversified — 0.0%
Ali Group North America Corp.,
Initial Tranche B Term Loan, 1 Month SOFR + 2.114%
6.922%(c)	07/30/29	361	354,837
Media — 0.0%
Charter Communications Operating LLC,
Term Loan B1, 1 Month SOFR + 1.750%
6.557%(c)	04/30/25	419	418,682
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%
7.340%(c)	09/18/26	10	9,837
			428,519
Pharmaceuticals — 0.0%
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
8.998%(c)	10/01/27	976	925,054

A37

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Retail — 0.0%
Harbor Freight Tools USA, Inc.,
2021 Refinancing Loans, 1 Month LIBOR + 2.750%
7.590%(c)	10/19/27	407	$394,661
Software — 0.1%
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.500%
8.259%(c)	02/15/29	1,033	958,954
Cloudera, Inc.,
Term Loan, 1 Month SOFR + 3.850%
8.657%(c)	10/08/28	274	257,560
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 6 Month SOFR + 4.000%
8.696%(c)	10/16/26	618	604,709
Interface Security Systems, LLC,
Term Loan
—%(p)	08/07/23^	876	656,635
			2,477,858
Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month SOFR + 2.100%
6.998%(c)	12/30/26	689	683,561

Total Floating Rate and Other Loans (cost $23,590,350)			22,356,032
Municipal Bonds — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	129,608
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	513,574
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,235,025
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	1,250,052
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	310	337,154
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,015	1,140,565
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	405	439,305
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	970	1,214,624
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	$108,123
			5,724,848
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,235	1,230,490
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	455	510,903
Massachusetts — 0.1%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	2,910	2,804,464
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	94,829
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	449,089
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	550,697
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	426,307
			1,426,093
New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	603,581
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	270	284,613
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	105,156
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	3,070	3,001,314
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	373,354
Taxable, Revenue Bonds
4.960%	08/01/46	515	526,473
5.647%	11/01/40	185	200,625
			5,095,116

A38

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	$786,135
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	118,686
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	294,440
			413,126
Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	334,719
Taxable, Revenue Bonds
4.427%	02/01/42	265	254,906
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.507%	11/01/51	980	906,353
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	439,976
Texas Natural Gas Securitization Finance Corp.,
Revenue Bonds, Series 2023-1, Class A1
5.102%	04/01/35	2,445	2,511,633
			4,447,587
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	1,865,830

Total Municipal Bonds (cost $27,627,226)			25,042,603
Residential Mortgage-Backed Securities — 5.7%
Ajax Mortgage Loan Trust,
Series 2018-A, Class B, 144A
0.000%	04/25/58	13	12,510
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	115,841
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	3,769	3,465,390
Series 2020-06, Class A1, 144A
1.261%(cc)	05/25/65	2,849	2,544,300
Series 2022-01, Class A1, 144A
2.881%	12/25/66	2,141	1,878,103
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.900%)
5.745%(c)	11/25/34	2,216	2,153,130
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.545%(c)	10/25/30	322	326,334
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
8.445%(c)	06/25/30	154	$154,651
BRAVO Residential Funding Trust,
Series 2022-NQM02, Class A1, 144A
4.272%(cc)	11/25/61	1,036	984,059
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
6.558%(c)	09/12/26^	660	659,825
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	4,488	4,299,253
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.631%(cc)	09/25/47	143	122,182
Series 2022-A, Class A1, 144A
6.170%	09/25/62	670	665,932
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	4,266	3,396,154
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	5,736	4,541,905
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	4,314	3,402,233
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	4,467	3,757,236
Series 2022-04, Class A1, 144A
4.301%(cc)	03/25/67	720	688,054
Series 2022-05, Class A1, 144A
4.550%(cc)	04/25/67	4,062	3,923,784
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
6.995%(c)	09/25/31	42	42,142
Series 2022-R08, Class 1M1, 144A, 30 Day Average SOFR + 2.550% (Cap N/A, Floor 2.550%)
7.110%(c)	07/25/42	585	588,299
Credit Suisse Mortgage Trust,
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	3,101	2,776,213
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	174	168,792
Series 2020-RPL4, Class A1, 144A
2.000%(cc)	01/25/60	1,260	1,097,293
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	2,325	1,850,944
Series 2022-07R, Class A1, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.811%(c)	10/25/66	1,223	1,195,177
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
3.232%(cc)	04/15/36	17,725	2,256,018
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.645%(c)	04/25/29	225	224,622

A39

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.710%(c)	10/25/33	60	$60,174
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.260%(c)	10/25/33	583	581,977
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.110%(c)	04/25/34	3,407	3,396,839
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	359	11,798
Series 409, Class C02, IO
3.000%	04/25/27	457	18,129
Series 409, Class C13, IO
3.500%	11/25/41	339	53,864
Series 409, Class C22, IO
4.500%	11/25/39	300	55,697
Fannie Mae REMIC,
Series 2004-038, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
5.195%(c)	05/25/34	92	91,476
Series 2010-027, Class AS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
1.635%(c)	04/25/40	250	29,570
Series 2011-098, Class ZL
3.500%	10/25/41	1,953	1,850,766
Series 2011-099, Class KS, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
1.855%(c)	10/25/26	228	5,198
Series 2011-142, Class PE
3.500%	01/25/42	1,822	1,702,771
Series 2012-028, Class B
6.500%	06/25/39	17	17,337
Series 2012-046, Class BA
6.000%	05/25/42	224	237,943
Series 2012-051, Class B
7.000%	05/25/42	89	96,063
Series 2012-074, Class OA, PO
0.295%(s)	03/25/42	40	35,845
Series 2012-074, Class SA, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
1.805%(c)	03/25/42	262	16,975
Series 2012-075, Class AO, PO
0.294%(s)	03/25/42	60	53,570
Series 2012-075, Class NS, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
1.755%(c)	07/25/42	26	3,218
Series 2012-120, Class ZB
3.500%	11/25/42	2,144	2,017,217
Series 2012-133, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
1.305%(c)	12/25/42	149	17,405
Series 2012-134, Class MS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
1.305%(c)	12/25/42	155	19,300
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2013-009, Class BC
6.500%	07/25/42	297	$318,679
Series 2013-009, Class CB
5.500%	04/25/42	766	787,830
Series 2013-015, Class ZV
3.000%	03/25/43	1,593	1,454,370
Series 2013-026, Class HI, IO
3.000%	04/25/32	57	2,434
Series 2013-036, Class Z
3.000%	04/25/43	1,732	1,594,318
Series 2013-045, Class LZ
3.000%	05/25/43	1,894	1,732,582
Series 2013-126, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
1.305%(c)	09/25/41	713	42,205
Series 2014-59, Class ZA
3.000%	09/25/44	1,390	1,258,997
Series 2014-70, Class VZ
3.000%	11/25/44	1,950	1,773,472
Series 2014-95, Class ZC
3.000%	01/25/45	1,727	1,549,919
Series 2015-055, Class IO, IO
0.000%(cc)	08/25/55	645	24,015
Series 2015-056, Class AS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
1.305%(c)	08/25/45	211	26,022
Series 2015-65, Class CZ
3.500%	09/25/45	261	226,342
Series 2016-03, Class IN, IO
6.000%	02/25/46	2,207	390,699
Series 2016-03, Class MI, IO
5.500%	02/25/46	2,823	460,065
Series 2016-43, Class GZ
3.000%	07/25/46	1,637	1,429,784
Series 2017-22, Class BZ
3.500%	04/25/47	2,241	2,069,901
Series 2020-24, Class SP, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
1.205%(c)	04/25/50	561	70,521
Series 2020-35, Class AI, IO
3.000%	06/25/50	3,634	595,234
Series 2020-47, Class GZ
2.000%	07/25/50	758	464,179
Series 2020-56, Class AQ
2.000%	08/25/50	800	617,283
Series 2020-64, Class AI, IO
5.000%	09/25/50	2,707	491,522
Series 2020-74, Class HI, IO
5.500%	10/25/50	2,763	546,500
Series 2020-85, Class PI, IO
3.000%	12/25/50	3,651	562,750
Series 2020-96, Class IN, IO
3.000%	01/25/51	1,129	176,977
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,666	446,224

A40

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-03, Class NI, IO
2.500%	02/25/51	4,020	$558,241
Series 2021-03, Class TI, IO
2.500%	02/25/51	3,167	517,571
Series 2022-03, Class PI, IO
3.000%	01/25/52	3,364	440,137
Series 2022-67, Class ZJ
4.500%	10/25/52	5,358	5,091,942
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.560%(c)	11/25/50	435	433,505
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
7.145%(c)	01/25/50	2,143	2,071,737
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
9.945%(c)	06/25/50	92	97,199
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
10.845%(c)	08/25/50	798	862,205
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
9.360%(c)	10/25/50	364	383,523
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.360%(c)	10/25/50	100	100,817
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.095%(c)	09/25/50	169	177,369
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.360%(c)	01/25/51	1,634	1,611,340
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.060%(c)	10/25/33	577	550,614
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.460%(c)	04/25/42	1,650	1,637,654
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.710%(c)	09/25/42	1,850	1,855,224
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	403	424,598
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	817	827,834
Series 3242, Class SC, IO, 1 Month LIBOR x (1) + 6.290% (Cap 6.290%, Floor 0.000%)
1.606%(c)	11/15/36	174	16,970
Series 3368, Class AI, IO, 1 Month LIBOR x (1) + 6.030% (Cap 6.030%, Floor 0.000%)
1.346%(c)	09/15/37	289	23,383
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3621, Class SB, IO, 1 Month LIBOR x (1) + 6.230% (Cap 6.230%, Floor 0.000%)
1.546%(c)	01/15/40	82	$8,244
Series 3639, Class EY
5.000%	02/15/30	255	257,511
Series 3768, Class MB
4.000%	12/15/39	3	3,454
Series 3947, Class SG, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.266%(c)	10/15/41	581	54,476
Series 3967, Class ZP
4.000%	09/15/41	1,259	1,223,412
Series 4054, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
1.366%(c)	08/15/39	267	22,508
Series 4119, Class IN, IO
3.500%	10/15/32	273	25,728
Series 4146, Class DI, IO
3.000%	12/15/31	877	45,309
Series 4194, Class BI, IO
3.500%	04/15/43	302	48,802
Series 4199, Class BZ
3.500%	05/15/43	1,220	1,119,298
Series 4210, Class Z
3.000%	05/15/43	492	405,466
Series 4213, Class GZ
3.500%	06/15/43	2,805	2,630,829
Series 4239, Class IO, IO
3.500%	06/15/27	619	24,415
Series 4357, Class MZ
3.000%	10/15/42	1,751	1,581,363
Series 4415, Class IO, IO
0.000%(cc)	04/15/41	445	19,356
Series 4430, Class NZ
3.000%	01/15/45	3,819	3,416,961
Series 4447, Class Z
3.000%	03/15/45	1,985	1,784,222
Series 4504, Class DZ
3.500%	08/15/45	2,872	2,706,485
Series 4518, Class CZ
3.500%	10/15/45	421	389,922
Series 4533, Class CI, IO
5.500%	04/15/40	1,438	280,503
Series 4640, Class CZ
3.500%	12/15/46	1,646	1,552,150
Series 4682, Class KZ
3.500%	09/15/46	3,678	3,427,163
Series 4813, Class CJ
3.000%	08/15/48	224	198,604
Series 5010, Class IK, IO
2.500%	09/25/50	584	84,897
Series 5018, Class MI, IO
2.000%	10/25/50	1,167	156,630
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,924	74,271

A41

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 5040, Class IB, IO
2.500%	11/25/50	400	$58,517
Series 5071, Class IH, IO
2.500%	02/25/51	691	88,737
Series 5083, Class AI, IO
2.500%	03/25/51	2,554	367,691
Series 5085, Class NI, IO
2.000%	03/25/51	2,987	334,316
Series 5169, Class IO, IO
3.000%	09/25/51	3,042	514,466
Series 5170, Class DP
2.000%	07/25/50	2,903	2,535,723
Series 5201, Class PA
2.500%	03/25/52	2,145	1,907,724
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	551	10,931
Series 5224, Class HL
4.000%	04/25/52	200	188,752
Series 5230, Class PE
2.000%	12/25/51	100	80,530
Series 5253, Class PL
4.000%	08/25/52	4,179	3,846,251
Series 5269, Class AD
2.000%	01/25/55	7,581	6,005,586
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	200	8,609
Series 375, Class C1, IO
2.500%	01/25/51	3,857	582,001
Series 386, Class C14, IO
2.500%	03/15/52	3,190	464,074
Series 389, Class C1, IO
1.500%	05/15/37	9,682	584,210
Government National Mortgage Assoc.,
Series 2010-042, Class BS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
1.719%(c)	04/20/40	59	6,758
Series 2010-085, Class HS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
1.889%(c)	01/20/40	19	165
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
4.916%(c)	08/20/58	145	144,249
Series 2012-034, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
1.289%(c)	03/20/42	570	63,363
Series 2012-043, Class SN, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
1.872%(c)	04/16/42	281	38,004
Series 2012-098, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
1.372%(c)	08/16/42	236	25,388
Series 2012-124, Class AS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
1.472%(c)	10/16/42	385	42,917
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2013-069, Class AI, IO
3.500%	05/20/43	297	$45,196
Series 2014-005, Class SP, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
1.422%(c)	06/16/43	219	8,606
Series 2014-12, Class ZB
3.000%	01/16/44	2,181	1,993,118
Series 2014-46, Class IO, IO
5.000%	03/16/44	2,916	426,974
Series 2016-37, Class IO, IO
5.000%	01/16/43	2,832	495,487
Series 2018-037, Class QA
2.750%	03/20/48	226	203,439
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
4.866%(c)	02/20/68	253	250,558
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
4.866%(c)	05/20/68	219	216,894
Series 2019-23, Class AE
3.500%	02/20/49	2,000	1,895,129
Series 2020-047, Class NI, IO
3.500%	04/20/50	396	64,961
Series 2020-123, Class IL, IO
2.500%	08/20/50	448	62,390
Series 2020-127, Class IN, IO
2.500%	08/20/50	618	85,420
Series 2020-129, Class IE, IO
2.500%	09/20/50	548	75,495
Series 2020-160, Class IH, IO
2.500%	10/20/50	453	62,762
Series 2020-160, Class VI, IO
2.500%	10/20/50	550	78,055
Series 2020-175, Class GI, IO
2.000%	11/20/50	468	48,719
Series 2021-115, Class MI, IO
2.500%	05/20/51	1,193	130,956
Series 2021-165, Class ST, IO, 1 Month LIBOR x (1) + 3.360% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	327	134
Series 2021-176, Class IN, IO
2.500%	10/20/51	1,634	228,959
Series 2021-177, Class SB, IO, 30 Day Average SOFR x (1) + 3.200% (Cap 3.200%, Floor 0.000%)
0.000%(c)	10/20/51	1,458	28,909
Series 2021-205, Class DS, IO, 30 Day Average SOFR x (1) + 3.200% (Cap 3.200%, Floor 0.000%)
0.000%(c)	11/20/51	2,282	43,918
Series 2021-57, Class BI, IO
3.000%	03/20/51	2,096	304,120
Series 2021-96, Class VI, IO
2.500%	06/20/51	1,443	197,162
Series 2021-H03, Class IO, IO
0.000%(cc)	04/20/70	4,962	20,157

A42

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,220	$23,265
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	2,618	46,119
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	888	19,480
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	695	14,144
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	2,297	38,457
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	3,238	66,426
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	518	8,318
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	3,113	37,170
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	2,421	42,324
Series 2022-139, Class AL
4.000%	07/20/51	900	858,306
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	2,432	50,773
Series 2022-189, Class PT
2.500%	10/20/51	786	686,182
Series 2022-24, Class GA
3.000%	02/20/52	1,719	1,583,809
Series 2022-63, Class LM
3.500%	10/20/50	100	86,947
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51	278	237,853
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	57	57,149
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
4.985%(c)	10/26/36	177	175,338
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.495%(c)	05/25/29	114	114,171
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
8.995%(c)	10/25/30	72	72,092
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Imperial Fund Mortgage Trust,
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56	888	$715,722
Series 2022-NQM02, Class A1, 144A
3.638%	03/25/67	4,880	4,475,490
JPMorgan Mortgage Trust,
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	1,161	1,033,210
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51	212	181,487
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
6.858%	09/25/59	2,236	2,193,776
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	2,162	2,159,780
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	235	231,123
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425	3,668,060
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	145	131,867
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57	4,256	4,023,902
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57	2,120	1,968,104
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303	1,879,750
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	148	141,172
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	2,113	1,964,792
Series 2019-06A, Class B1, 144A
4.000%(cc)	09/25/59	1,901	1,708,804
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,901	1,704,257
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	675	621,038
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 1.070%)
5.915%(c)	02/25/35	872	838,829
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.395%(c)	07/25/28	81	80,761
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
5.495%(c)	06/25/57	118	109,485
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	174	161,482
Series 2021-NQM2, Class A1, 144A
1.101%(cc)	05/25/61	5,235	4,132,722

A43

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-NQM3, Class A1, 144A
1.054%(cc)	07/25/61		5,853	$4,450,753
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
7.602%(c)	05/27/23		2,260	2,207,191
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
7.752%(c)	02/27/24		3,041	2,944,125
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.131%(c)	03/27/25		2,300	2,300,000
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
7.695%(c)	02/25/25		308	306,417
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
7.495%(c)	08/25/25		378	373,850
PRPM LLC,
Series 2020-04, Class A1, 144A
2.951%(cc)	10/25/25		709	691,602
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
4.468%(c)	07/30/75	EUR	479	498,829
SACO I Trust,
Series 2007-VA01, Class A, 144A
4.340%(cc)	06/25/21		17	14,032
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56		4,485	4,026,643
Series 2021-01, Class M, 144A
4.250%	09/25/60		1,433	1,241,798
Sequoia Mortgage Trust,
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47		26	24,977
Series 2018-CH01, Class A1, 144A
4.000%(cc)	03/25/48		93	86,795
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48		58	55,782
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.902%(c)	06/24/71	EUR	346	366,888
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		186	172,283
Towd Point Mortgage Trust,
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55		1,145	1,113,583
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55		1,080	988,326
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		3,969	3,777,399
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	961	$918,999
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	4,457	4,227,796
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59	3,631	2,633,661
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.845%(c)	10/25/59	175	173,397
Series 2022-04, Class A1, 144A
3.750%	09/25/62	5,924	5,537,051
Series 2023-01, Class A1, 144A
3.750%	01/25/63	2,432	2,303,415
Verus Securitization Trust,
Series 2020-01, Class A1, 144A
2.417%	01/25/60	962	908,350
Series 2021-04, Class A1, 144A
0.938%(cc)	07/25/66	457	365,986
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66	4,545	3,674,492
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66	2,930	2,481,491
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50	111	95,862

Total Residential Mortgage-Backed Securities (cost $241,265,757)			228,172,363
Sovereign Bonds — 2.3%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30	942	270,943
1.000%	07/09/29	151	41,688
1.500%(cc)	07/09/35	1,363	351,076
3.500%(cc)	07/09/41	638	177,638
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29	441	326,561
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	3,520	2,986,060
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	427	362,229
3.717%	01/25/27	865	829,481
5.000%	07/15/32	200	200,100
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28	483	474,147
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.750%	01/14/50	2,245	1,657,512
5.000%	01/27/45	1,563	1,226,760
5.625%	02/21/47(a)	809	679,965

A44

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	186	$110,944
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		650	483,600
4.125%	02/22/42		662	427,983
5.625%	02/26/44		551	416,281
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		328	322,219
6.000%	07/19/28		396	385,556
Finance Department Government of Sharjah (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.625%	03/10/33		3,205	2,596,651
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		2,420	2,368,575
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	398	383,558
1.450%	09/18/26	EUR	286	283,764
3.375%	07/30/25	EUR	353	378,354
4.350%	01/11/48		418	369,976
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,052	1,117,934
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	216,922,000	14,371,290
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		410	370,922
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	327,730	16,236,684
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	160,634	7,794,912
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	289,000
4.280%	08/14/41		2,725	2,226,495
4.600%	02/10/48(a)		1,106	901,597
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	285,860
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		6,416	5,446,783
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		264	200,640
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		230	186,875
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		2,025	1,322,325
4.500%	04/16/50		1,934	1,468,390
4.500%	04/01/56		237	175,869
6.700%	01/26/36		328	347,434
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsub. Notes
2.252%	09/29/32		1,206	$923,193
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
3.849%	06/28/33		640	559,120
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		499	425,647
4.125%	08/25/27		416	407,498
5.625%	11/18/50(a)		405	407,860
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%(cc)	02/27/26		330	354,083
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		219	214,346
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,607	3,617,365
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		220	203,500
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34(a)		912	647,520
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		4,590	3,769,537
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	183,960
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	295	285,695
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	67	55,223
Unsec’d. Notes, 144A
3.000%	02/27/27		2,906	2,633,562
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27(d)	RUB	223,044	143,621
Bonds, Series 6219
7.750%	09/16/26(d)	RUB	38,784	24,974
Bonds, Series 6224
6.900%	05/23/29(d)	RUB	59,290	38,178
Bonds, Series 6225
7.250%	05/10/34(d)	RUB	21,276	13,700
Bonds, Series 6230
7.700%	03/16/39(d)	RUB	511,730	329,511
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	01/18/53		1,440	1,337,220
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	622	512,791
3.125%	05/15/27	EUR	1,386	1,352,617
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		240	183,570

A45

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)	534	$524,655
5.100%	06/18/50	483	483,872

Total Sovereign Bonds (cost $114,948,455)			90,487,449
U.S. Government Agency Obligations — 34.4%
Federal Home Loan Mortgage Corp.
1.500%	10/01/41	502	412,220
1.500%	11/01/41	145	119,100
1.500%	02/01/51	263	207,273
1.500%	06/01/51	82	64,172
1.500%	10/01/51	1,897	1,490,390
1.500%	11/01/51	619	486,781
1.500%	11/01/51	1,990	1,563,327
1.500%	01/01/52	364	285,662
1.500%	02/01/52	342	268,570
2.000%	08/01/40	2,205	1,892,352
2.000%	12/01/40	330	285,548
2.000%	05/01/41	1,971	1,704,149
2.000%	09/01/41	1,401	1,204,037
2.000%	12/01/41	453	386,963
2.000%	12/01/41	2,273	1,953,504
2.000%	01/01/42	185	159,610
2.000%	02/01/42	370	318,288
2.000%	08/01/42	97	83,735
2.000%	10/01/50	963	799,043
2.000%	10/01/50	1,934	1,604,422
2.000%	11/01/50	1,071	896,728
2.000%	12/01/50	895	744,438
2.000%	12/01/50	1,243	1,030,628
2.000%	12/01/50	3,547	2,941,928
2.000%	01/01/51	80	66,162
2.000%	01/01/51	3,727	3,089,981
2.000%	02/01/51	106	89,204
2.000%	02/01/51	131	110,439
2.000%	02/01/51	720	597,054
2.000%	03/01/51	43	35,927
2.000%	03/01/51	60	50,431
2.000%	03/01/51	134	112,951
2.000%	03/01/51	265	220,122
2.000%	03/01/51	277	232,149
2.000%	03/01/51	302	251,321
2.000%	03/01/51	315	261,699
2.000%	03/01/51	342	284,326
2.000%	03/01/51	1,785	1,479,791
2.000%	03/01/51	4,203	3,484,532
2.000%	04/01/51	143	120,454
2.000%	04/01/51	254	213,093
2.000%	04/01/51	331	278,589
2.000%	04/01/51	1,573	1,303,789
2.000%	04/01/51	3,280	2,718,367
2.000%	05/01/51	1,797	1,489,107
2.000%	05/01/51	1,800	1,506,779
2.000%	07/01/51	1,103	914,136
2.000%	08/01/51	643	532,554
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	09/01/51	179	$148,780
2.000%	09/01/51	181	150,442
2.000%	09/01/51	1,000	828,460
2.000%	10/01/51	274	226,965
2.000%	10/01/51	2,041	1,690,579
2.000%	11/01/51	375	310,521
2.000%	11/01/51	451	376,625
2.000%	11/01/51	653	541,520
2.000%	11/01/51	1,672	1,384,317
2.000%	02/01/52	92	76,563
2.000%	04/01/52	3,110	2,582,748
2.500%	11/01/27	674	650,404
2.500%	02/01/30	85	80,594
2.500%	04/01/30	80	75,818
2.500%	05/01/30	148	139,985
2.500%	07/01/30	10	9,883
2.500%	07/01/30	13	12,146
2.500%	07/01/30	40	38,005
2.500%	07/01/30	45	42,801
2.500%	08/01/30	127	120,286
2.500%	08/01/30	154	145,739
2.500%	09/01/30	123	116,446
2.500%	09/01/30	369	349,411
2.500%	04/01/31	314	296,871
2.500%	04/01/41	174	155,039
2.500%	06/01/50	1,160	1,002,945
2.500%	07/01/50	767	671,405
2.500%	07/01/50	1,134	980,918
2.500%	07/01/50	4,281	3,716,853
2.500%	09/01/50	1,813	1,566,934
2.500%	09/01/50	7,397	6,390,390
2.500%	11/01/50	175	153,128
2.500%	11/01/50	267	233,950
2.500%	11/01/50	2,100	1,821,938
2.500%	12/01/50	981	859,029
2.500%	01/01/51	56	48,852
2.500%	01/01/51	158	137,181
2.500%	02/01/51	135	116,727
2.500%	02/01/51	644	563,705
2.500%	03/01/51	298	261,525
2.500%	03/01/51	7,642	6,603,270
2.500%	04/01/51	13,821	11,934,626
2.500%	05/01/51	167	146,878
2.500%	05/01/51	531	458,592
2.500%	05/01/51	701	607,559
2.500%	05/01/51	780	680,504
2.500%	07/01/51	97	81,945
2.500%	07/01/51	356	311,462
2.500%	07/01/51	474	409,300
2.500%	07/01/51	604	521,189
2.500%	08/01/51	87	75,895
2.500%	08/01/51	270	234,966
2.500%	08/01/51	356	310,662
2.500%	08/01/51	365	318,462
2.500%	08/01/51	615	532,210
2.500%	08/01/51	1,237	1,081,100
2.500%	09/01/51	520	454,437

A46

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	09/01/51	926	$799,384
2.500%	10/01/51	481	419,341
2.500%	10/01/51	1,085	936,555
2.500%	11/01/51	360	312,531
2.500%	11/01/51	1,516	1,325,797
2.500%	12/01/51	954	822,657
2.500%	01/01/52	87	75,972
2.500%	01/01/52	368	320,321
2.500%	01/01/52	443	388,610
2.500%	02/01/52	94	82,156
2.500%	02/01/52	651	568,203
2.500%	03/01/52	185	161,311
2.500%	04/01/52	783	679,797
2.500%	04/01/52	791	682,862
2.500%	04/01/52	3,853	3,359,092
3.000%	01/01/30	55	53,055
3.000%	01/01/30	68	64,943
3.000%	02/01/30	332	319,480
3.000%	06/01/30	211	202,332
3.000%	07/01/30	32	30,902
3.000%	07/01/30	178	170,435
3.000%	08/01/30	30	28,994
3.000%	08/01/30	48	46,007
3.000%	09/01/32	29	27,390
3.000%	10/01/32	5	4,980
3.000%	10/01/32	18	16,837
3.000%	11/01/32	7	6,702
3.000%	12/01/32	5	4,788
3.000%	09/01/37	41	38,603
3.000%	06/01/38	663	621,573
3.000%	09/01/46	798	732,410
3.000%	12/01/46	23	21,400
3.000%	12/01/46	71	65,155
3.000%	12/01/46	114	105,226
3.000%	12/01/46	211	193,332
3.000%	01/01/47	544	498,593
3.000%	01/01/47	777	711,187
3.000%	02/01/47	1,604	1,472,760
3.000%	11/01/49	291	265,094
3.000%	03/01/50	72	65,881
3.000%	07/01/50	739	668,402
3.000%	08/01/50	438	395,275
3.000%	08/01/50	1,342	1,219,922
3.000%	08/01/50	1,748	1,595,213
3.000%	02/01/51	86	77,893
3.000%	06/01/51	1,683	1,512,439
3.000%	09/01/51	1,982	1,789,396
3.000%	10/01/51	373	337,800
3.000%	10/01/51	2,553	2,304,041
3.000%	11/01/51	172	154,900
3.000%	01/01/52	971	881,023
3.000%	02/01/52	994	896,366
3.000%	03/01/52	951	853,833
3.000%	03/01/52	2,472	2,220,233
3.000%	05/01/52	1,174	1,058,703
3.000%	05/01/52	1,471	1,321,130
3.000%	06/01/52	1,292	1,159,896
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	02/01/31	42	$40,891
3.500%	04/01/31	20	19,146
3.500%	04/01/31	296	288,455
3.500%	04/01/32	761	742,148
3.500%	01/01/34	286	278,193
3.500%	05/01/35	1,062	1,034,256
3.500%	01/01/38	90	86,607
3.500%	04/01/42	100	95,823
3.500%	05/01/42	12	11,502
3.500%	08/01/42	52	49,627
3.500%	08/01/42	90	86,090
3.500%	08/01/42	272	259,969
3.500%	09/01/42	76	72,287
3.500%	10/01/42	20	19,251
3.500%	11/01/42	17	16,537
3.500%	02/01/43	1,008	963,168
3.500%	06/01/43	71	67,570
3.500%	06/01/44	68	65,023
3.500%	01/01/45	6,987	6,638,978
3.500%	09/01/45	40	37,896
3.500%	11/01/45	167	158,627
3.500%	03/01/46	1,074	1,024,151
3.500%	06/01/46	24	22,589
3.500%	09/01/46	84	79,129
3.500%	03/01/47	316	299,510
3.500%	05/01/47	156	147,507
3.500%	10/01/47	281	267,399
3.500%	11/01/47	183	172,779
3.500%	12/01/47	356	338,660
3.500%	01/01/48	61	57,922
3.500%	01/01/48	80	75,264
3.500%	01/01/48	233	219,455
3.500%	02/01/48	411	387,669
3.500%	03/01/48	373	351,958
3.500%	01/01/50	432	407,211
3.500%	05/01/50	702	656,260
3.500%	02/01/52	139	128,780
3.500%	03/01/52	170	157,837
3.500%	03/01/52	987	916,736
3.500%	04/01/52	81	75,780
3.500%	05/01/52	93	86,867
3.500%	05/01/52	3,336	3,099,672
3.500%	06/01/52	1,479	1,374,051
4.000%	02/01/34	235	233,002
4.000%	02/01/34	288	285,773
4.000%	03/01/34	256	254,298
4.000%	11/01/36	6	6,273
4.000%	06/01/37	84	81,894
4.000%	08/01/40	43	42,554
4.000%	09/01/40	95	93,327
4.000%	09/01/40	282	276,767
4.000%	09/01/40	379	371,131
4.000%	11/01/40	287	281,108
4.000%	12/01/40	208	204,131
4.000%	04/01/41	3	3,233
4.000%	03/01/42	319	312,513
4.000%	10/01/42	602	588,791

A47

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	12/01/42	16	$16,219
4.000%	04/01/43	312	304,543
4.000%	05/01/43	49	48,844
4.000%	06/01/43	31	30,935
4.000%	06/01/43	32	31,415
4.000%	06/01/43	33	33,355
4.000%	06/01/43	36	35,961
4.000%	07/01/43	139	137,510
4.000%	07/01/43	160	159,132
4.000%	08/01/43	143	140,796
4.000%	03/01/44	259	253,734
4.000%	04/01/44	102	100,787
4.000%	07/01/44	38	37,699
4.000%	07/01/44	77	75,147
4.000%	01/01/45	126	123,917
4.000%	01/01/45	2,930	2,867,411
4.000%	02/01/45	13	12,412
4.000%	02/01/45	30	29,891
4.000%	09/01/45	215	214,603
4.000%	09/01/45	2,860	2,847,652
4.000%	12/01/45	47	46,583
4.000%	12/01/45	54	54,193
4.000%	07/01/47	564	550,011
4.000%	04/01/48	1,267	1,259,847
4.000%	06/01/48	236	230,233
4.000%	07/01/48	404	392,422
4.000%	11/01/48	62	60,585
4.000%	04/01/49	1,252	1,217,440
4.000%	05/01/49	56	54,638
4.000%	07/01/49	1,532	1,489,801
4.000%	06/01/50	1,449	1,401,840
4.500%	09/01/23	4	4,358
4.500%	08/01/24	4	3,771
4.500%	08/01/39	104	104,427
4.500%	12/01/39	43	43,448
4.500%	07/01/40	15	15,475
4.500%	12/01/40	124	124,434
4.500%	05/01/41	85	85,853
4.500%	05/01/41	92	93,078
4.500%	07/01/41	225	226,046
4.500%	03/01/42	201	202,777
4.500%	05/01/42	176	177,447
4.500%	11/01/43	133	132,840
4.500%	12/01/43	220	222,132
4.500%	12/01/43	422	421,687
4.500%	03/01/44	353	352,951
4.500%	04/01/44	22	22,394
4.500%	04/01/44	23	23,294
4.500%	04/01/44	50	49,117
4.500%	04/01/44	77	75,791
4.500%	04/01/44	131	130,792
4.500%	04/01/44	180	178,863
4.500%	04/01/44	251	252,614
4.500%	04/01/44	350	350,367
4.500%	04/01/44	1,025	1,026,177
4.500%	06/01/44	155	155,130
4.500%	04/01/47	513	515,314
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/01/47	187	$187,036
4.500%	07/01/47	195	195,083
4.500%	07/01/47	728	728,079
4.500%	08/01/47	51	50,298
4.500%	10/01/47	111	109,735
4.500%	12/01/47	108	108,204
4.500%	02/01/48	75	75,348
4.500%	06/01/48	69	68,427
4.500%	07/01/48	666	665,388
4.500%	08/01/48	535	535,528
4.500%	08/01/48	897	895,109
4.500%	08/01/48	951	952,175
4.500%	09/01/48	25	24,843
4.500%	09/01/48	597	595,527
4.500%	03/01/49	1,660	1,646,532
4.500%	04/01/49	295	294,716
4.500%	07/01/52	394	388,378
4.500%	07/01/52	1,988	1,947,755
4.500%	11/01/52	195	191,095
4.500%	11/01/52	199	195,608
4.500%	11/01/52	300	293,864
4.500%	11/01/52	6,508	6,375,914
5.000%	07/01/25	16	16,127
5.000%	06/01/26	15	15,605
5.000%	05/01/36	13	13,125
5.000%	03/01/38	97	99,348
5.000%	06/01/41	40	40,907
5.000%	11/01/41	622	635,478
5.000%	09/01/48	151	153,365
5.000%	10/01/48	80	81,345
5.000%	12/01/48	845	856,536
5.000%	10/01/49	5,088	5,148,125
5.000%	03/01/50	3,171	3,205,968
5.000%	07/01/50	181	182,370
5.000%	06/01/52	77	76,916
5.000%	07/01/52	1,148	1,148,598
5.000%	11/01/52	3,025	3,017,343
5.000%	02/01/53	2,780	2,772,148
5.500%	02/01/35	24	24,411
5.500%	10/01/36	8	8,215
5.500%	12/01/36	3	3,265
5.500%	12/01/36	5	5,024
5.500%	12/01/36	10	10,751
5.500%	03/01/37	3	3,421
5.500%	04/01/37	5	4,888
5.500%	01/01/38	1	692
5.500%	01/01/38	4	4,484
5.500%	02/01/38	1	725
5.500%	02/01/38	579	602,242
5.500%	04/01/38	369	383,649
5.500%	07/01/38	142	147,694
5.500%	08/01/38	86	89,510
5.500%	08/01/38	143	148,231
5.500%	12/01/38	73	75,363
5.500%	12/01/38	169	175,924
5.500%	01/01/39	175	181,500
5.500%	11/01/52	2,087	2,107,773

A48

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	01/01/53	199	$202,022
5.500%	02/01/53	2,569	2,612,047
6.000%	01/01/27	46	47,463
6.000%	12/01/28	1	742
6.000%	01/01/32	—(r)	429
6.000%	11/01/32	1	1,272
6.000%	03/01/33	3	3,142
6.000%	11/01/33	2	1,625
6.000%	02/01/34	81	84,090
6.000%	12/01/34	2	1,986
6.000%	01/01/36	14	14,810
6.000%	03/01/36	1	650
6.000%	04/01/36	12	12,452
6.000%	08/01/36	7	7,357
6.000%	11/01/36	7	6,855
6.000%	12/01/36	303	316,583
6.000%	04/01/37	—(r)	486
6.000%	05/01/37	5	5,151
6.000%	07/01/37	1	829
6.000%	08/01/37	15	15,427
6.000%	09/01/37	1	819
6.000%	09/01/37	3	2,678
6.000%	10/01/37	—(r)	428
6.000%	10/01/37	3	2,780
6.000%	10/01/37	6	5,879
6.000%	10/01/37	12	12,896
6.000%	11/01/37	93	97,525
6.000%	11/01/37	784	818,239
6.000%	12/01/37	1	1,326
6.000%	01/01/38	3	2,737
6.000%	01/01/38	4	4,603
6.000%	01/01/38	7	7,018
6.000%	01/01/38	7	7,128
6.000%	01/01/38	8	8,713
6.000%	01/01/38	14	14,584
6.000%	04/01/38	2	2,380
6.000%	04/01/38	14	14,814
6.000%	06/01/38	—(r)	517
6.000%	07/01/38	22	23,059
6.000%	08/01/38	2	2,383
6.000%	08/01/38	3	2,941
6.000%	08/01/38	129	134,645
6.000%	09/01/38	1	556
6.000%	09/01/38	5	5,390
6.000%	10/01/38	6	6,058
6.000%	11/01/38	2	1,836
6.000%	01/01/39	268	278,521
6.000%	10/01/39	7	6,733
6.000%	03/01/40	8	8,185
6.000%	04/01/40	91	92,789
6.000%	05/01/40	1	783
6.000%	12/01/52	489	502,197
6.500%	09/01/39	60	62,908
6.500%	09/01/39	175	182,887
6.500%	01/01/53	100	102,930
6.500%	01/01/53	199	204,973
6.500%	02/01/53	200	206,193
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.750%	03/15/31	830	$994,617
7.000%	03/01/39	58	62,581
Federal Home Loan Mortgage Corp., MTN
3.163%(s)	12/14/29	420	321,148
Federal National Mortgage Assoc.
1.500%	12/01/35	41	35,946
1.500%	02/01/42	474	388,502
1.500%	11/01/50	2,882	2,269,126
1.500%	01/01/51	4,266	3,358,144
1.500%	02/01/51	5,125	4,025,542
1.500%	03/01/51	712	560,507
1.500%	03/01/51	1,092	858,997
1.500%	06/01/51	33	26,202
1.500%	08/01/51	354	277,727
1.500%	09/01/51	248	194,657
1.500%	09/01/51	903	710,417
1.500%	09/01/51	1,742	1,368,128
1.500%	10/01/51	246	193,386
1.500%	11/01/51	1,986	1,560,298
1.500%	01/01/52	632	496,566
2.000%	TBA	2,095	1,890,186
2.000%	TBA	64,259	53,119,842
2.000%	10/01/31	49	45,317
2.000%	11/01/31	15	14,070
2.000%	11/01/31	83	76,629
2.000%	11/01/31	197	182,040
2.000%	11/01/31	234	215,503
2.000%	12/01/31	69	63,507
2.000%	03/01/32	356	327,993
2.000%	03/01/36	1,480	1,339,194
2.000%	06/01/36	2,617	2,367,693
2.000%	12/01/40	396	342,190
2.000%	12/01/40	4,796	4,146,339
2.000%	01/01/41	3,178	2,727,871
2.000%	05/01/41	428	370,097
2.000%	06/01/41	509	440,149
2.000%	07/01/41	985	851,509
2.000%	08/01/41	1,063	919,070
2.000%	09/01/41	184	159,144
2.000%	10/01/41	1,052	904,355
2.000%	11/01/41	90	77,170
2.000%	12/01/41	91	77,835
2.000%	02/01/42	184	158,514
2.000%	08/01/50	158	132,841
2.000%	09/01/50	157	131,851
2.000%	09/01/50	234	194,025
2.000%	09/01/50	384	318,207
2.000%	09/01/50	1,039	862,799
2.000%	09/01/50	2,531	2,100,004
2.000%	10/01/50	78	64,492
2.000%	10/01/50	380	316,120
2.000%	10/01/50	427	354,625
2.000%	11/01/50	189	156,381
2.000%	11/01/50	731	605,934
2.000%	11/01/50	2,197	1,822,921
2.000%	11/01/50	9,936	8,242,894
2.000%	12/01/50	1,036	859,445

A49

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	12/01/50	1,080	$898,148
2.000%	12/01/50	2,069	1,715,872
2.000%	12/01/50	2,470	2,049,006
2.000%	12/01/50	4,454	3,695,516
2.000%	01/01/51	64	53,408
2.000%	01/01/51	323	268,934
2.000%	01/01/51	988	821,503
2.000%	01/01/51	2,684	2,226,278
2.000%	01/01/51	3,282	2,722,388
2.000%	01/01/51	3,537	2,932,914
2.000%	02/01/51	60	49,958
2.000%	02/01/51	126	106,690
2.000%	02/01/51	134	111,982
2.000%	02/01/51	140	116,663
2.000%	02/01/51	194	161,132
2.000%	02/01/51	211	176,756
2.000%	02/01/51	222	186,806
2.000%	02/01/51	280	232,518
2.000%	02/01/51	426	353,048
2.000%	02/01/51	812	680,388
2.000%	02/01/51	858	711,884
2.000%	02/01/51	1,537	1,273,940
2.000%	03/01/51	46	37,850
2.000%	03/01/51	83	69,264
2.000%	03/01/51	94	78,646
2.000%	03/01/51	175	145,581
2.000%	03/01/51	188	157,270
2.000%	03/01/51	188	157,848
2.000%	03/01/51	213	176,791
2.000%	03/01/51	258	214,883
2.000%	03/01/51	266	222,783
2.000%	03/01/51	1,483	1,229,922
2.000%	03/01/51	2,034	1,685,807
2.000%	03/01/51	2,925	2,424,975
2.000%	04/01/51	135	113,697
2.000%	04/01/51	139	116,906
2.000%	04/01/51	139	117,077
2.000%	04/01/51	223	184,792
2.000%	04/01/51	255	213,262
2.000%	04/01/51	295	247,594
2.000%	04/01/51	926	767,965
2.000%	04/01/51	3,168	2,626,543
2.000%	05/01/51	1,874	1,549,786
2.000%	05/01/51	32,117	26,622,767
2.000%	07/01/51	497	411,512
2.000%	08/01/51	516	427,437
2.000%	09/01/51	4,527	3,747,428
2.000%	10/01/51	600	498,929
2.000%	11/01/51	274	226,704
2.000%	11/01/51	277	229,286
2.000%	12/01/51	187	155,285
2.000%	02/01/52	279	231,712
2.000%	02/01/52	284	237,219
2.000%	02/01/52	371	309,129
2.000%	02/01/52	396	328,089
2.000%	02/01/52	550	458,738
2.000%	02/01/52	668	552,496
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	02/01/52	1,505	$1,245,650
2.000%	03/01/52	1,131	946,401
2.000%	04/01/52	5,774	4,780,476
2.149%(cc)	02/01/32	697	592,685
2.250%	04/01/33	875	738,746
2.500%	TBA	2,300	2,134,598
2.500%	TBA	10,900	9,394,438
2.500%	09/01/27	11	10,749
2.500%	09/01/27	15	14,788
2.500%	02/01/28	5	4,700
2.500%	04/01/28	10	9,637
2.500%	08/01/28	28	27,147
2.500%	02/01/30	10	9,548
2.500%	03/01/30	28	26,014
2.500%	04/01/30	54	50,940
2.500%	05/01/30	94	89,215
2.500%	07/01/30	16	14,677
2.500%	07/01/30	57	53,920
2.500%	07/01/30	74	70,030
2.500%	08/01/30	31	29,504
2.500%	08/01/30	74	69,958
2.500%	08/01/30	91	86,365
2.500%	08/01/30	149	140,978
2.500%	09/01/30	94	88,636
2.500%	09/01/30	122	115,027
2.500%	11/01/30	9	8,687
2.500%	11/01/30	95	89,634
2.500%	11/01/30	101	95,507
2.500%	11/01/30	108	102,531
2.500%	11/01/30	122	114,998
2.500%	03/01/31	17	16,476
2.500%	06/01/31	153	144,255
2.500%	07/01/31	79	74,406
2.500%	08/01/31	13	12,319
2.500%	10/01/31	117	110,493
2.500%	10/01/31	188	177,051
2.500%	10/01/31	247	233,164
2.500%	10/01/31	306	288,664
2.500%	11/01/31	14	13,354
2.500%	11/01/31	16	14,619
2.500%	11/01/31	33	30,941
2.500%	11/01/31	48	45,399
2.500%	11/01/31	69	64,743
2.500%	11/01/31	102	96,029
2.500%	11/01/31	174	163,923
2.500%	11/01/31	230	216,788
2.500%	11/01/31	2,561	2,411,061
2.500%	02/01/32	25	23,328
2.500%	03/01/32	77	72,388
2.500%	03/01/32	167	157,344
2.500%	03/01/32	186	175,006
2.500%	04/01/32	12	10,897
2.500%	08/01/32	462	435,293
2.500%	02/01/33	806	762,578
2.500%	12/01/35	760	706,765
2.500%	12/01/35	862	802,305
2.500%	03/01/38	141	128,926

A50

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	06/01/40	3,088	$2,754,459
2.500%	03/01/41	230	205,182
2.500%	04/01/41	277	246,773
2.500%	04/01/41	348	313,418
2.500%	04/01/41	833	742,738
2.500%	11/01/41	179	159,757
2.500%	06/01/50	1,098	951,755
2.500%	07/01/50	206	178,318
2.500%	07/01/50	388	336,900
2.500%	09/01/50	2,027	1,756,866
2.500%	10/01/50	146	127,121
2.500%	10/01/50	185	158,314
2.500%	10/01/50	1,148	992,004
2.500%	10/01/50	2,727	2,383,636
2.500%	11/01/50	315	275,197
2.500%	11/01/50	1,784	1,540,364
2.500%	01/01/51	529	461,107
2.500%	02/01/51	93	80,353
2.500%	02/01/51	117	101,795
2.500%	02/01/51	12,258	10,591,850
2.500%	03/01/51	477	417,301
2.500%	03/01/51	2,028	1,748,890
2.500%	04/01/51	86	75,451
2.500%	04/01/51	297	261,050
2.500%	04/01/51	20,461	17,640,154
2.500%	05/01/51	182	157,021
2.500%	05/01/51	192	162,645
2.500%	05/01/51	707	612,751
2.500%	05/01/51	1,653	1,428,209
2.500%	05/01/51	1,904	1,643,445
2.500%	05/01/51	2,704	2,353,961
2.500%	05/01/51	3,681	3,194,419
2.500%	05/01/51	4,628	4,019,513
2.500%	05/01/51	4,768	4,116,278
2.500%	05/01/51	7,149	6,171,767
2.500%	06/01/51	166	146,449
2.500%	06/01/51	247	215,412
2.500%	06/01/51	727	635,238
2.500%	06/01/51	3,779	3,262,394
2.500%	07/01/51	436	379,740
2.500%	07/01/51	526	459,040
2.500%	07/01/51	696	610,659
2.500%	07/01/51	1,541	1,330,267
2.500%	08/01/51	259	226,202
2.500%	08/01/51	275	239,571
2.500%	08/01/51	532	464,565
2.500%	08/01/51	3,734	3,245,405
2.500%	09/01/51	91	79,243
2.500%	09/01/51	170	149,635
2.500%	09/01/51	249	219,060
2.500%	09/01/51	359	310,643
2.500%	09/01/51	963	834,290
2.500%	10/01/51	266	232,169
2.500%	10/01/51	917	791,855
2.500%	10/01/51	1,131	987,007
2.500%	10/01/51	3,728	3,216,450
2.500%	11/01/51	172	150,098
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/01/51	266	$233,016
2.500%	11/01/51	1,070	931,638
2.500%	11/01/51	2,268	1,960,233
2.500%	12/01/51	612	531,908
2.500%	12/01/51	1,479	1,275,014
2.500%	01/01/52	95	80,773
2.500%	01/01/52	183	161,509
2.500%	01/01/52	274	238,793
2.500%	01/01/52	363	316,327
2.500%	01/01/52	913	795,034
2.500%	01/01/52	1,718	1,493,166
2.500%	02/01/52	274	238,616
2.500%	02/01/52	281	244,216
2.500%	02/01/52	283	246,140
2.500%	02/01/52	842	730,042
2.500%	02/01/52	1,987	1,713,671
2.500%	03/01/52	673	584,891
2.500%	03/01/52	1,107	956,320
2.500%	03/01/52	1,364	1,176,063
2.500%	03/01/52	1,959	1,697,643
2.500%	04/01/52	91	78,712
2.500%	04/01/52	476	411,912
2.500%	04/01/52	596	515,986
2.500%	05/01/52	1,597	1,385,631
2.500%	01/01/57	2,228	1,920,737
2.500%	07/01/61	1,171	978,964
2.500%	09/01/61	278	232,723
2.930%	06/01/30	246	230,217
3.000%	TBA	8,200	7,773,344
3.000%	TBA(tt)	17,000	15,253,413
3.000%	07/01/27	5	5,123
3.000%	04/01/28	33	31,833
3.000%	05/01/28	39	37,657
3.000%	10/01/28	5	4,962
3.000%	10/01/28	58	56,320
3.000%	11/01/28	7	6,341
3.000%	10/01/29	90	86,903
3.000%	02/01/30	290	278,126
3.000%	03/01/30	146	140,043
3.000%	04/01/30	118	113,715
3.000%	04/01/30	1,403	1,343,731
3.000%	05/01/30	75	72,281
3.000%	05/01/30	126	120,626
3.000%	07/01/30	22	20,983
3.000%	07/01/30	32	30,358
3.000%	07/01/30	98	93,661
3.000%	08/01/30	12	11,726
3.000%	08/01/30	30	28,532
3.000%	08/01/30	31	30,102
3.000%	08/01/30	114	109,239
3.000%	08/01/30	129	123,737
3.000%	08/01/30	144	137,480
3.000%	08/01/30	171	163,504
3.000%	08/01/30	352	336,703
3.000%	08/01/30	636	609,005
3.000%	09/01/30	17	16,691
3.000%	09/01/30	65	62,669

A51

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	09/01/30	106	$101,863
3.000%	09/01/30	531	508,609
3.000%	11/01/30	5	4,924
3.000%	12/01/30	9	8,983
3.000%	04/01/31	8	7,521
3.000%	09/01/31	101	96,334
3.000%	12/01/31	35	33,512
3.000%	02/01/32	98	93,870
3.000%	09/01/32	40	38,235
3.000%	11/01/32	233	222,611
3.000%	01/01/33	51	49,097
3.000%	01/01/33	312	297,070
3.000%	01/01/33	397	379,678
3.000%	11/01/33	349	332,119
3.000%	05/01/35	530	503,711
3.000%	07/01/35	66	61,584
3.000%	08/01/35	66	62,536
3.000%	08/01/35	68	64,767
3.000%	12/01/35	19	17,725
3.000%	02/01/36	509	477,037
3.000%	04/01/36	386	362,205
3.000%	07/01/36	329	312,876
3.000%	07/01/36	1,122	1,051,863
3.000%	10/01/36	27	24,890
3.000%	11/01/36	89	83,158
3.000%	11/01/36	171	160,539
3.000%	12/01/36	165	154,983
3.000%	12/01/36	220	206,431
3.000%	12/01/36	247	231,303
3.000%	12/01/37	57	53,166
3.000%	06/01/38	694	650,615
3.000%	09/01/40	46	42,928
3.000%	05/01/42	189	172,938
3.000%	06/01/42	571	522,317
3.000%	09/01/42	1,112	1,025,622
3.000%	12/01/42	20	18,425
3.000%	12/01/42	40	36,556
3.000%	01/01/43	7	6,765
3.000%	01/01/43	21	19,265
3.000%	01/01/43	31	28,744
3.000%	01/01/43	61	56,087
3.000%	01/01/43	73	67,749
3.000%	01/01/43	217	198,129
3.000%	01/01/43	218	198,867
3.000%	02/01/43	30	27,847
3.000%	06/01/43	94	86,373
3.000%	07/01/43	229	211,064
3.000%	10/01/43	212	195,534
3.000%	11/01/43	644	593,738
3.000%	11/01/44	3,176	2,928,900
3.000%	01/01/45	176	161,977
3.000%	02/01/45	216	198,822
3.000%	03/01/45	537	494,759
3.000%	04/01/45	50	46,334
3.000%	04/01/45	147	135,105
3.000%	05/01/45	1,278	1,177,834
3.000%	07/01/45	797	734,135
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	05/01/46	78	$71,352
3.000%	06/01/46	14	12,717
3.000%	06/01/46	51	46,595
3.000%	06/01/46	207	189,842
3.000%	08/01/46	57	52,281
3.000%	09/01/46	265	243,659
3.000%	10/01/46	131	119,842
3.000%	11/01/46	696	637,785
3.000%	01/01/47	85	77,396
3.000%	01/01/47	96	87,823
3.000%	01/01/47	205	187,469
3.000%	02/01/47	80	73,092
3.000%	02/01/47	167	152,583
3.000%	03/01/47	255	231,027
3.000%	03/01/47	268	244,842
3.000%	03/01/47	333	304,752
3.000%	11/01/47	29	26,900
3.000%	12/01/47	647	598,695
3.000%	11/01/48	270	249,280
3.000%	08/01/49	35	32,295
3.000%	01/01/50	477	431,209
3.000%	02/01/50	225	206,978
3.000%	02/01/50	446	404,110
3.000%	02/01/50	486	440,061
3.000%	02/01/50	739	671,583
3.000%	02/01/50	11,691	10,678,135
3.000%	04/01/50	2,296	2,078,751
3.000%	07/01/50	472	426,041
3.000%	08/01/50	686	624,910
3.000%	04/01/51	605	544,845
3.000%	05/01/51	1,575	1,434,374
3.000%	05/01/51	2,205	1,985,314
3.000%	06/01/51	989	888,217
3.000%	08/01/51	84	76,080
3.000%	08/01/51	314	286,413
3.000%	08/01/51	714	644,807
3.000%	08/01/51	1,583	1,425,410
3.000%	08/01/51	1,814	1,634,252
3.000%	09/01/51	2,693	2,432,996
3.000%	10/01/51	452	407,875
3.000%	10/01/51	2,643	2,387,523
3.000%	11/01/51	364	327,614
3.000%	11/01/51	749	676,162
3.000%	11/01/51	3,584	3,225,280
3.000%	12/01/51	88	79,853
3.000%	12/01/51	743	667,448
3.000%	12/01/51	1,458	1,312,823
3.000%	01/01/52	180	163,952
3.000%	01/01/52	184	165,617
3.000%	01/01/52	1,091	979,734
3.000%	02/01/52	495	444,133
3.000%	02/01/52	954	857,330
3.000%	02/01/52	4,028	3,625,974
3.000%	03/01/52	176	160,085
3.000%	03/01/52	468	420,745
3.000%	03/01/52	493	442,675
3.000%	03/01/52	642	584,678

A52

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	03/01/52	1,883	$1,696,941
3.000%	04/01/52	961	864,484
3.000%	04/01/52	970	877,224
3.000%	04/01/52	1,305	1,180,574
3.000%	05/01/52	1,651	1,488,867
3.000%	06/01/52	383	344,670
3.200%	02/01/29	90	85,088
3.250%	05/01/29	155	148,001
3.450%	03/01/29	153	146,957
3.500%	TBA	6,135	5,930,340
3.500%	TBA	6,100	5,667,996
3.500%	11/01/27	15	14,970
3.500%	11/01/28	100	97,271
3.500%	12/01/28	57	55,953
3.500%	12/01/28	79	77,715
3.500%	12/01/28	438	426,998
3.500%	12/01/28	628	614,294
3.500%	02/01/29	142	139,028
3.500%	02/01/29	400	389,076
3.500%	03/01/29	116	113,106
3.500%	08/01/30	96	93,686
3.500%	04/01/34	23	22,708
3.500%	04/01/34	142	137,734
3.500%	12/01/34	214	208,142
3.500%	01/01/35	133	129,220
3.500%	02/01/37	198	191,279
3.500%	03/01/37	115	111,670
3.500%	12/01/37	162	156,586
3.500%	08/01/39	180	173,269
3.500%	02/01/40	191	181,958
3.500%	02/01/40	534	511,161
3.500%	10/01/41	1,010	963,926
3.500%	01/01/42	56	53,237
3.500%	04/01/42	25	24,189
3.500%	04/01/42	58	55,460
3.500%	04/01/42	94	89,101
3.500%	05/01/42	8	7,733
3.500%	05/01/42	131	125,095
3.500%	06/01/42	10	9,397
3.500%	06/01/42	12	11,889
3.500%	07/01/42	28	26,375
3.500%	07/01/42	220	210,120
3.500%	09/01/42	242	229,285
3.500%	09/01/42	367	349,676
3.500%	09/01/42	1,870	1,784,043
3.500%	12/01/42	135	128,997
3.500%	01/01/43	1,213	1,149,050
3.500%	03/01/43	904	865,677
3.500%	04/01/43	871	832,370
3.500%	04/01/43	873	832,443
3.500%	06/01/43	880	838,888
3.500%	06/01/43	941	897,470
3.500%	07/01/43	1,201	1,146,016
3.500%	08/01/44	593	563,060
3.500%	02/01/45	162	154,614
3.500%	02/01/45	507	483,712
3.500%	04/01/45	240	227,170
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	01/01/46	194	$182,995
3.500%	01/01/46	240	226,540
3.500%	03/01/46	185	173,811
3.500%	07/01/46	90	84,398
3.500%	12/01/46	395	372,711
3.500%	02/01/47	232	218,839
3.500%	03/01/47	56	53,177
3.500%	04/01/47	1,256	1,185,627
3.500%	05/01/47	296	279,580
3.500%	07/01/47	31	29,455
3.500%	10/01/47	683	644,893
3.500%	11/01/47	385	363,005
3.500%	12/01/47	387	365,478
3.500%	01/01/48	233	219,566
3.500%	01/01/48	494	466,353
3.500%	02/01/48	178	167,930
3.500%	04/01/48	83	78,513
3.500%	08/01/48	847	798,547
3.500%	12/01/48	190	178,947
3.500%	06/01/49	1,337	1,265,940
3.500%	07/01/49	167	156,841
3.500%	06/01/50	62	58,114
3.500%	07/01/50	473	445,356
3.500%	08/01/50	167	156,322
3.500%	08/01/50	173	162,694
3.500%	08/01/50	891	840,707
3.500%	01/01/51	573	538,790
3.500%	06/01/51	863	802,328
3.500%	11/01/51	1,957	1,821,060
3.500%	12/01/51	89	83,301
3.500%	12/01/51	398	370,117
3.500%	01/01/52	62	58,094
3.500%	01/01/52	96	89,642
3.500%	01/01/52	457	429,759
3.500%	01/01/52	1,357	1,262,429
3.500%	02/01/52	37	34,323
3.500%	03/01/52	62	57,866
3.500%	03/01/52	1,465	1,372,673
3.500%	04/01/52	92	86,482
3.500%	04/01/52	2,803	2,607,376
3.500%	05/01/52	1,608	1,508,699
3.500%	05/01/52	1,971	1,831,784
3.500%	06/01/52	287	267,000
3.500%	06/01/52	1,794	1,666,835
3.500%	07/01/52	5,891	5,474,015
3.520%	06/01/32	100	94,662
3.520%	11/01/32	1,715	1,619,908
3.560%	07/01/32	100	94,895
3.740%	09/01/32	200	192,389
3.840%	07/01/32	100	96,984
3.840%	08/01/32	200	193,922
3.880%	07/01/32	99	96,773
3.890%	07/01/32	200	191,049
3.980%	10/01/32	500	480,843
4.000%	TBA	615	605,246
4.000%	TBA	3,500	3,349,076
4.000%	TBA(tt)	6,800	6,503,588

A53

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	05/01/29	1	$1,174
4.000%	10/01/30	7	6,948
4.000%	10/01/31	136	132,548
4.000%	04/01/33	214	212,152
4.000%	06/01/33	174	172,523
4.000%	09/01/33	74	73,119
4.000%	09/01/33	1,337	1,324,719
4.000%	10/01/33	217	215,482
4.000%	11/01/33	1,392	1,379,927
4.000%	02/01/34	94	92,738
4.000%	03/01/34	48	47,037
4.000%	03/01/34	49	48,474
4.000%	01/01/36	211	206,136
4.000%	07/01/37	31	30,019
4.000%	09/01/37	37	36,519
4.000%	03/01/38	25	24,876
4.000%	09/01/40	192	187,820
4.000%	10/01/40	473	463,304
4.000%	12/01/41	136	133,545
4.000%	01/01/42	615	602,075
4.000%	04/01/42	47	45,730
4.000%	04/01/42	52	51,087
4.000%	05/01/42	74	72,498
4.000%	05/01/42	286	280,318
4.000%	07/01/42	533	521,341
4.000%	10/01/42	289	281,870
4.000%	11/01/42	530	517,104
4.000%	12/01/42	44	42,730
4.000%	12/01/42	239	233,739
4.000%	04/01/43	55	54,623
4.000%	06/01/43	19	19,157
4.000%	06/01/43	24	23,345
4.000%	06/01/43	25	24,583
4.000%	06/01/43	33	32,531
4.000%	06/01/43	40	39,807
4.000%	06/01/43	42	40,703
4.000%	06/01/43	45	44,490
4.000%	06/01/43	51	50,513
4.000%	06/01/43	54	53,735
4.000%	06/01/43	55	53,825
4.000%	06/01/43	57	57,189
4.000%	06/01/43	62	61,429
4.000%	06/01/43	135	132,341
4.000%	06/01/43	139	137,633
4.000%	07/01/43	38	37,341
4.000%	07/01/43	144	140,719
4.000%	07/01/43	206	203,747
4.000%	07/01/43	212	208,443
4.000%	01/01/44	303	299,181
4.000%	01/01/45	345	338,883
4.000%	02/01/45	1,081	1,076,637
4.000%	03/01/45	49	48,193
4.000%	12/01/45	757	737,849
4.000%	02/01/47	147	143,622
4.000%	04/01/47	325	316,743
4.000%	07/01/47	124	120,857
4.000%	07/01/47	594	578,912
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	08/01/47	252	$245,062
4.000%	09/01/47	182	176,917
4.000%	10/01/47	673	658,230
4.000%	11/01/47	168	164,364
4.000%	12/01/47	44	43,152
4.000%	05/01/48	292	283,974
4.000%	06/01/48	64	62,574
4.000%	06/01/48	514	498,563
4.000%	06/01/48	3,533	3,439,742
4.000%	07/01/48	2,336	2,268,604
4.000%	08/01/48	44	43,326
4.000%	08/01/48	68	65,801
4.000%	08/01/48	197	192,994
4.000%	09/01/48	108	104,727
4.000%	09/01/48	167	161,982
4.000%	09/01/48	6,028	5,855,040
4.000%	11/01/48	64	61,862
4.000%	11/01/48	142	138,223
4.000%	12/01/48	18	17,292
4.000%	12/01/48	819	794,268
4.000%	12/01/48	3,279	3,184,893
4.000%	01/01/49	268	260,728
4.000%	03/01/49	302	293,686
4.000%	03/01/49	6,411	6,220,486
4.000%	04/01/49	225	218,839
4.000%	04/01/49	3,862	3,778,551
4.000%	02/01/50	28	26,842
4.000%	04/01/50	2,730	2,646,892
4.000%	01/01/51	66	64,017
4.000%	01/01/51	101	98,386
4.000%	01/01/51	113	111,658
4.000%	06/01/52	1,642	1,576,782
4.000%	08/01/52	1,005	961,062
4.000%	12/01/52	2,507	2,397,951
4.000%	02/01/56	1,518	1,482,017
4.000%	06/01/57	41	40,119
4.060%	07/01/32	99	98,081
4.210%	03/01/33	700	696,785
4.500%	TBA	24,680	24,604,803
4.500%	TBA	81,290	79,647,601
4.500%	04/01/24	2	2,331
4.500%	08/01/24	—(r)	267
4.500%	09/01/24	—(r)	194
4.500%	12/01/24	2	1,762
4.500%	02/01/25	1	599
4.500%	03/01/25	3	2,788
4.500%	04/01/25	—(r)	350
4.500%	04/01/25	—(r)	393
4.500%	04/01/25	1	678
4.500%	04/01/25	2	2,150
4.500%	04/01/25	5	4,636
4.500%	05/01/25	—(r)	335
4.500%	05/01/25	1	522
4.500%	07/01/25	7	6,741
4.500%	09/01/25	1	921
4.500%	04/01/31	9	9,187
4.500%	05/01/31	31	30,581

A54

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	06/01/31	11	$10,928
4.500%	11/01/31	14	14,056
4.500%	12/01/31	29	29,109
4.500%	12/01/31	118	117,821
4.500%	11/01/35	11	10,564
4.500%	04/01/39	2	2,309
4.500%	04/01/39	3	3,479
4.500%	05/01/39	212	212,955
4.500%	06/01/39	7	7,383
4.500%	06/01/39	15	15,311
4.500%	08/01/39	30	29,833
4.500%	12/01/39	4	3,884
4.500%	06/01/40	30	30,823
4.500%	07/01/40	63	63,770
4.500%	08/01/40	19	18,761
4.500%	08/01/40	20	20,232
4.500%	12/01/40	328	329,902
4.500%	01/01/41	29	29,250
4.500%	02/01/41	25	25,040
4.500%	03/01/41	9	9,237
4.500%	04/01/41	1	956
4.500%	05/01/41	3	2,709
4.500%	05/01/41	3	3,137
4.500%	07/01/41	6	5,952
4.500%	07/01/41	29	29,165
4.500%	08/01/41	79	79,340
4.500%	09/01/41	26	26,518
4.500%	09/01/41	75	75,738
4.500%	10/01/41	6	6,064
4.500%	10/01/41	22	22,570
4.500%	10/01/41	44	44,034
4.500%	10/01/41	96	94,967
4.500%	10/01/41	168	168,685
4.500%	12/01/41	55	55,783
4.500%	01/01/42	6	5,995
4.500%	06/01/42	13	12,651
4.500%	09/01/42	21	20,968
4.500%	09/01/42	192	193,089
4.500%	11/01/42	34	34,330
4.500%	09/01/43	17	16,900
4.500%	09/01/43	34	34,307
4.500%	09/01/43	187	187,055
4.500%	10/01/43	19	18,931
4.500%	10/01/43	37	37,362
4.500%	10/01/43	108	107,813
4.500%	10/01/43	147	146,588
4.500%	10/01/43	253	252,742
4.500%	11/01/43	59	59,387
4.500%	11/01/43	97	96,601
4.500%	11/01/43	745	743,164
4.500%	12/01/43	63	63,276
4.500%	12/01/43	133	132,788
4.500%	01/01/44	55	54,978
4.500%	01/01/44	66	65,791
4.500%	01/01/44	82	82,209
4.500%	01/01/44	96	95,984
4.500%	01/01/44	111	111,221
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/44	21	$21,180
4.500%	02/01/44	27	26,667
4.500%	02/01/44	52	51,543
4.500%	02/01/44	189	188,587
4.500%	02/01/44	339	338,468
4.500%	03/01/44	32	31,817
4.500%	03/01/44	80	79,768
4.500%	03/01/44	361	360,257
4.500%	04/01/44	7	7,212
4.500%	04/01/44	17	16,590
4.500%	04/01/44	41	40,587
4.500%	04/01/44	46	45,527
4.500%	04/01/44	165	165,246
4.500%	04/01/44	257	257,763
4.500%	05/01/44	31	31,173
4.500%	05/01/44	78	76,834
4.500%	05/01/44	175	174,635
4.500%	01/01/45	52	52,302
4.500%	01/01/45	291	291,038
4.500%	05/01/45	232	232,139
4.500%	07/01/45	304	303,754
4.500%	09/01/45	81	81,102
4.500%	11/01/45	9	8,866
4.500%	11/01/45	75	75,440
4.500%	11/01/45	422	422,099
4.500%	12/01/45	144	144,099
4.500%	07/01/46	972	976,336
4.500%	08/01/46	178	177,854
4.500%	01/01/47	31	30,290
4.500%	03/01/47	172	171,881
4.500%	05/01/47	535	533,330
4.500%	07/01/47	70	69,939
4.500%	09/01/47	18	17,637
4.500%	10/01/47	18	17,910
4.500%	10/01/47	75	74,434
4.500%	11/01/47	12	11,798
4.500%	11/01/47	40	40,150
4.500%	11/01/47	250	248,321
4.500%	11/01/47	357	355,397
4.500%	11/01/47	586	585,994
4.500%	12/01/47	20	19,580
4.500%	12/01/47	72	71,656
4.500%	01/01/48	577	574,704
4.500%	02/01/48	34	33,646
4.500%	03/01/48	23	22,522
4.500%	03/01/48	30	30,059
4.500%	04/01/48	149	150,003
4.500%	05/01/48	30	29,740
4.500%	05/01/48	724	727,879
4.500%	05/01/48	1,894	1,894,358
4.500%	06/01/48	39	38,905
4.500%	06/01/48	94	94,066
4.500%	07/01/48	14	13,793
4.500%	07/01/48	75	75,653
4.500%	07/01/48	77	76,946
4.500%	08/01/48	457	456,916
4.500%	11/01/48	294	294,774

A55

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	11/01/48	374	$372,154
4.500%	02/01/49	915	920,556
4.500%	10/01/49	64	63,195
4.500%	09/01/52	967	947,862
4.500%	10/01/52	972	952,132
4.500%	11/01/52	198	194,537
4.500%	11/01/52	200	195,918
4.500%	11/01/52	298	291,753
4.500%	11/01/52	35,754	35,029,219
4.500%	09/01/57	134	132,342
4.500%	08/01/58	48	47,611
5.000%	TBA	39,970	39,863,830
5.000%	07/01/33	43	44,374
5.000%	09/01/33	51	51,869
5.000%	10/01/35	147	149,796
5.000%	03/01/36	3	2,932
5.000%	12/01/36	1	818
5.000%	01/01/39	7	6,923
5.000%	12/01/39	3	3,177
5.000%	01/01/40	2	1,942
5.000%	05/01/40	3	2,915
5.000%	05/01/40	10	10,144
5.000%	07/01/40	11	11,047
5.000%	11/01/40	207	211,188
5.000%	01/01/41	10	9,587
5.000%	01/01/41	34	34,560
5.000%	04/01/41	3	3,268
5.000%	05/01/41	2	1,652
5.000%	05/01/41	36	37,020
5.000%	05/01/41	61	62,355
5.000%	05/01/41	68	68,807
5.000%	05/01/41	107	109,664
5.000%	06/01/41	43	44,004
5.000%	07/01/41	637	650,355
5.000%	01/01/42	5	4,998
5.000%	12/01/43	1,208	1,233,437
5.000%	09/01/48	219	222,699
5.000%	01/01/49	259	261,610
5.000%	01/01/49	319	322,381
5.000%	06/01/49	989	1,000,947
5.000%	08/01/49	270	275,175
5.000%	12/01/49	1,684	1,699,176
5.000%	12/01/52	1,549	1,544,459
5.500%	TBA	93,055	93,994,637
5.500%	04/01/24	1	518
5.500%	06/01/24	—(r)	125
5.500%	07/01/28	4	3,657
5.500%	11/01/28	10	10,199
5.500%	04/01/30	4	3,829
5.500%	12/01/30	—(r)	366
5.500%	11/01/32	—(r)	343
5.500%	12/01/32	1	1,200
5.500%	01/01/33	23	23,732
5.500%	01/01/33	34	34,027
5.500%	04/01/33	13	13,341
5.500%	06/01/33	1	651
5.500%	07/01/33	7	7,682
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	09/01/33	1	$786
5.500%	09/01/33	7	7,018
5.500%	10/01/33	14	14,422
5.500%	11/01/33	1	1,031
5.500%	11/01/33	1	1,264
5.500%	11/01/33	7	6,979
5.500%	11/01/33	7	7,228
5.500%	12/01/33	2	1,606
5.500%	12/01/33	8	8,050
5.500%	01/01/34	—(r)	505
5.500%	02/01/34	1	574
5.500%	02/01/34	13	13,244
5.500%	03/01/34	2	1,735
5.500%	03/01/34	10	10,303
5.500%	04/01/34	1	1,010
5.500%	09/01/34	6	5,941
5.500%	12/01/34	1	580
5.500%	12/01/34	2	1,967
5.500%	12/01/34	6	5,857
5.500%	02/01/35	—(r)	204
5.500%	03/01/35	13	13,096
5.500%	04/01/35	1	632
5.500%	05/01/35	2	1,968
5.500%	05/01/35	4	4,200
5.500%	10/01/35	6	6,313
5.500%	11/01/35	—(r)	140
5.500%	12/01/35	7	6,734
5.500%	12/01/35	7	7,650
5.500%	01/01/36	1	619
5.500%	03/01/36	3	3,515
5.500%	07/01/36	3	2,951
5.500%	09/01/36	175	180,731
5.500%	11/01/36	3	2,584
5.500%	01/01/37	12	12,189
5.500%	02/01/37	9	9,285
5.500%	03/01/37	6	5,938
5.500%	04/01/37	2	1,631
5.500%	04/01/37	2	2,178
5.500%	05/01/37	79	81,601
5.500%	06/01/37	3	3,311
5.500%	08/01/37	1	703
5.500%	08/01/37	1	1,077
5.500%	08/01/37	5	5,335
5.500%	08/01/37	8	8,650
5.500%	03/01/38	7	6,919
5.500%	03/01/38	9	9,707
5.500%	06/01/38	116	117,460
5.500%	08/01/38	110	114,379
5.500%	12/01/38	4	3,953
5.500%	09/01/39	5	5,696
5.500%	12/01/39	67	69,123
5.500%	05/01/40	12	12,881
5.500%	06/01/40	11	11,267
5.500%	01/01/49	474	484,842
5.500%	09/01/49	460	471,053
5.500%	04/01/50	449	460,150
5.500%	10/01/52	1,628	1,655,097

A56

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	11/01/52	862	$872,502
5.500%	11/01/52	1,351	1,364,103
5.500%	11/01/52	1,934	1,958,714
5.500%	12/01/52	4,879	4,940,522
5.500%	02/01/53	498	506,152
5.500%	04/01/53	400	404,022
5.500%	09/01/56	1,375	1,436,244
6.000%	TBA	1,425	1,454,446
6.000%	11/01/28	—(r)	506
6.000%	02/01/29	—(r)	406
6.000%	03/01/32	1	525
6.000%	05/01/33	—(r)	232
6.000%	01/01/34	11	11,210
6.000%	11/01/35	4	4,312
6.000%	12/01/35	2	1,872
6.000%	04/01/36	3	3,001
6.000%	07/01/36	2	1,558
6.000%	08/01/36	—(r)	28
6.000%	08/01/36	2	1,602
6.000%	08/01/36	10	10,283
6.000%	09/01/36	—(r)	130
6.000%	09/01/36	—(r)	399
6.000%	09/01/36	1	592
6.000%	09/01/36	1	889
6.000%	09/01/36	8	8,648
6.000%	10/01/36	1	947
6.000%	10/01/36	4	4,459
6.000%	10/01/36	9	9,389
6.000%	11/01/36	—(r)	103
6.000%	11/01/36	1	909
6.000%	11/01/36	1	1,109
6.000%	11/01/36	2	1,956
6.000%	11/01/36	7	7,502
6.000%	11/01/36	8	8,265
6.000%	12/01/36	—(r)	140
6.000%	12/01/36	—(r)	227
6.000%	12/01/36	1	637
6.000%	12/01/36	3	2,846
6.000%	12/01/36	4	4,487
6.000%	12/01/36	9	9,553
6.000%	01/01/37	—(r)	383
6.000%	01/01/37	1	559
6.000%	01/01/37	4	3,832
6.000%	01/01/37	10	10,382
6.000%	01/01/37	12	12,483
6.000%	01/01/37	785	819,583
6.000%	02/01/37	8	8,735
6.000%	02/01/37	153	159,837
6.000%	03/01/37	9	9,278
6.000%	03/01/37	15	16,144
6.000%	03/01/37	72	73,699
6.000%	05/01/37	1	1,554
6.000%	05/01/37	8	8,098
6.000%	05/01/37	9	9,453
6.000%	06/01/37	1	765
6.000%	08/01/37	1	1,154
6.000%	08/01/37	4	4,226
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	08/01/37	5	$5,367
6.000%	08/01/37	14	14,782
6.000%	09/01/37	14	14,728
6.000%	10/01/37	—(r)	222
6.000%	07/01/41	493	513,520
6.000%	01/01/53	191	196,047
6.500%	10/01/36	358	383,054
6.500%	05/01/40	1,008	1,065,690
6.500%	02/01/53	99	102,224
6.500%	02/01/53	100	103,231
6.625%	11/15/30	2,015	2,387,885
7.000%	04/01/37	65	69,010
7.000%	02/01/39	165	176,846
7.000%	02/01/39	222	237,113
Freddie Mac Coupon Strips
3.220%(s)	07/15/32	180	118,227
Government National Mortgage Assoc.
2.000%	TBA	10,025	8,515,883
2.000%	10/20/50	2,969	2,540,143
2.000%	01/20/51	150	128,154
2.000%	02/20/51	2,744	2,340,983
2.000%	07/20/51	679	579,266
2.000%	10/20/51	1,479	1,259,091
2.500%	TBA	20,500	18,040,000
2.500%	12/20/50	148	127,921
2.500%	01/20/51	195	172,365
2.500%	03/20/51	1,713	1,507,931
2.500%	04/20/51	2,631	2,326,611
2.500%	05/20/51(k)	4,625	4,082,120
2.500%	09/20/51	1,568	1,379,531
2.500%	10/20/51	1,950	1,716,239
2.500%	11/20/51	1,433	1,261,402
2.500%	12/20/51	2,946	2,592,444
2.500%	03/20/52	5,408	4,757,171
2.500%	04/20/52	7,866	6,921,382
2.500%	08/20/52	383	337,100
2.500%	12/20/52	886	780,046
2.500%	02/20/53	797	701,614
3.000%	TBA	36,790	33,510,294
3.000%	02/20/42	19	17,881
3.000%	09/15/42	427	398,414
3.000%	09/15/42	485	453,025
3.000%	10/15/42	519	478,188
3.000%	10/15/42	1,377	1,282,121
3.000%	11/15/42	1	1,367
3.000%	11/15/42	676	623,224
3.000%	12/20/44	21	19,445
3.000%	02/15/45	205	192,058
3.000%	01/20/46	73	66,649
3.000%	11/20/46	241	223,460
3.000%	02/20/47	110	101,977
3.000%	04/20/47	36	33,670
3.000%	01/20/50	1,359	1,249,662
3.000%	02/20/50	120	110,431
3.000%	03/20/50	47	41,624
3.000%	09/20/50	352	323,082
3.000%	01/20/51	11,084	10,137,129

A57

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/20/51	110	$101,166
3.000%	04/20/51	8,469	7,747,390
3.000%	05/20/51	698	638,557
3.000%	08/20/51	11,617	10,620,363
3.000%	09/20/51	4,942	4,518,010
3.000%	10/20/51	2,639	2,412,036
3.000%	11/20/51	176	160,995
3.000%	01/20/52	273	249,131
3.000%	01/20/52	812	740,943
3.000%	02/20/52	2,433	2,218,522
3.000%	03/20/52	96	86,083
3.000%	04/20/52	95	85,430
3.000%	04/20/52	581	515,163
3.000%	04/20/52	810	721,226
3.000%	04/20/52	1,174	1,070,251
3.000%	05/20/52	2,960	2,695,565
3.000%	06/20/52	2,959	2,694,790
3.000%	07/20/52	3,940	3,589,020
3.000%	12/20/52	608	554,847
3.500%	TBA	31,150	29,201,908
3.500%	09/15/41	23	22,633
3.500%	11/15/41	2	1,898
3.500%	11/15/41	16	15,086
3.500%	01/15/42	5	5,207
3.500%	01/15/42	94	90,951
3.500%	02/15/42	15	14,567
3.500%	03/15/42	6	5,653
3.500%	03/15/42	54	52,321
3.500%	05/15/42	17	16,750
3.500%	06/15/42	11	10,526
3.500%	07/15/42	10	9,272
3.500%	07/15/42	11	10,265
3.500%	07/15/42	23	22,351
3.500%	07/15/42	26	25,481
3.500%	08/15/42	11	10,897
3.500%	01/15/43	12	11,846
3.500%	02/15/43	17	16,101
3.500%	04/15/43	26	24,975
3.500%	04/15/43	120	117,091
3.500%	04/20/43	241	230,872
3.500%	05/15/43	6	5,541
3.500%	05/15/43	8	7,439
3.500%	05/15/43	8	8,003
3.500%	05/15/43	37	35,570
3.500%	05/20/43	636	609,375
3.500%	07/15/43	59	57,097
3.500%	10/15/43	32	31,479
3.500%	11/15/43	6	6,049
3.500%	12/15/43	85	82,807
3.500%	01/15/44	26	25,056
3.500%	02/20/44	861	822,457
3.500%	06/20/44	87	83,522
3.500%	03/20/45	100	94,938
3.500%	04/20/45	44	41,507
3.500%	05/20/45	82	78,515
3.500%	07/20/45	32	30,703
3.500%	08/20/45	43	41,309
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	10/20/45	70	$66,216
3.500%	11/20/45	30	28,574
3.500%	12/20/45	360	341,142
3.500%	01/20/46	77	73,696
3.500%	01/20/46	170	162,494
3.500%	03/20/46	882	838,877
3.500%	04/20/46	450	428,229
3.500%	05/20/46	361	343,271
3.500%	06/20/46	358	340,767
3.500%	07/20/46	525	498,983
3.500%	09/20/46	16	15,138
3.500%	09/20/46	332	316,383
3.500%	10/20/46	66	62,401
3.500%	10/20/46	76	72,596
3.500%	10/20/46	93	88,198
3.500%	10/20/46	135	128,589
3.500%	05/20/47	145	137,903
3.500%	09/20/47	1,388	1,323,099
3.500%	03/20/48	36	33,949
3.500%	04/20/48	14	13,651
3.500%	06/15/48	252	245,074
3.500%	08/20/48	685	650,409
3.500%	09/20/48	1,152	1,088,635
3.500%	02/20/49	1,312	1,244,637
3.500%	05/15/50	279	268,603
3.500%	06/20/50	2,289	2,165,613
3.500%	11/20/50	1,188	1,128,663
3.500%	01/20/52	222	208,145
3.500%	03/20/52	385	356,819
3.500%	07/20/52	701	657,253
3.500%	08/20/52	1,947	1,824,707
3.500%	09/20/52	12,321	11,549,099
3.500%	12/20/52	2,774	2,600,429
4.000%	TBA	27,410	26,388,654
4.000%	04/20/39	14	13,755
4.000%	07/20/39	123	121,263
4.000%	01/20/40	78	77,012
4.000%	10/20/40	190	187,915
4.000%	12/20/40	766	755,941
4.000%	01/20/41	28	27,601
4.000%	02/20/41	84	82,809
4.000%	03/15/41	105	102,074
4.000%	12/20/46	303	295,117
4.000%	05/20/47	116	113,034
4.000%	06/20/47	900	878,439
4.000%	07/20/47	213	207,501
4.000%	09/20/47	1,270	1,242,946
4.000%	11/20/47	331	323,262
4.000%	12/20/47	300	292,730
4.000%	01/20/48	913	891,010
4.000%	10/20/49	131	128,080
4.000%	11/20/49	964	931,722
4.000%	01/20/50	119	118,020
4.000%	02/20/50	97	95,766
4.000%	05/20/50	48	46,545
4.500%	TBA	29,125	28,686,729
4.500%	12/20/39	13	12,665

A58

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	01/20/40	159	$160,705
4.500%	02/20/40	12	12,656
4.500%	05/20/40	459	464,651
4.500%	07/20/40	5	5,143
4.500%	09/20/40	5	5,525
4.500%	09/20/40	7	6,909
4.500%	10/20/40	9	9,527
4.500%	12/20/40	208	210,267
4.500%	01/20/41	34	34,537
4.500%	07/20/41	42	42,136
4.500%	07/20/41	219	221,378
4.500%	02/20/42	243	245,594
4.500%	11/20/46	52	52,898
4.500%	03/15/47	71	71,811
4.500%	04/15/47	58	58,313
4.500%	04/15/47	93	93,774
4.500%	05/15/47	66	66,185
4.500%	08/20/47	339	339,166
4.500%	04/20/48	513	512,462
4.500%	05/20/48	20	20,210
4.500%	06/20/48	303	302,325
4.500%	07/20/48	140	139,628
4.500%	08/20/48	363	362,378
4.500%	09/20/48	106	105,723
4.500%	10/20/48	350	348,852
4.500%	12/20/48	162	159,597
4.500%	01/20/49	114	113,238
4.500%	03/20/49	402	400,521
4.500%	04/20/49	52	51,780
4.500%	05/20/49	70	69,297
4.500%	02/20/50	213	212,112
4.500%	03/20/50	143	142,061
4.500%	08/20/50	219	217,977
4.500%	11/20/50	456	449,299
4.500%	12/20/50	216	214,826
4.500%	05/20/52	366	361,080
5.000%	TBA	5,015	5,021,269
5.000%	04/15/38	28	28,829
5.000%	08/15/38	63	65,518
5.000%	10/15/38	5	5,143
5.000%	10/15/38	199	205,587
5.000%	12/15/38	83	86,023
5.000%	01/15/39	27	27,265
5.000%	02/15/39	56	57,293
5.000%	02/15/39	58	60,255
5.000%	02/15/39	80	82,294
5.000%	02/15/39	181	186,388
5.000%	03/15/39	257	265,025
5.000%	04/15/39	70	72,087
5.000%	04/15/39	78	81,060
5.000%	05/15/39	69	71,237
5.000%	05/15/39	230	236,040
5.000%	11/15/39	106	109,683
5.000%	04/15/40	1,015	1,049,971
5.000%	05/15/40	59	60,828
5.000%	07/20/40	17	17,038
5.000%	07/20/40	26	27,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	09/15/40	268	$276,395
5.000%	09/20/40	89	91,065
5.000%	11/20/40	76	78,532
5.000%	10/20/47	20	20,780
5.000%	05/20/48	72	72,836
5.000%	10/20/48	173	175,270
5.000%	11/20/48	142	144,397
5.000%	12/20/48	201	203,436
5.000%	01/20/49	134	136,449
5.000%	04/20/49	102	102,800
5.000%	10/20/52	395	396,023
5.000%	01/20/53	497	504,237
5.000%	02/20/53	399	404,163
5.500%	TBA	3,500	3,539,580
5.500%	06/15/36	16	16,589
5.500%	11/20/52	992	1,004,562
6.000%	TBA	400	407,453
6.000%	08/20/40	24	25,449
6.000%	01/20/41	9	9,686
6.000%	04/20/41	1	1,414
6.000%	06/20/41	31	32,866
6.000%	07/20/41	29	30,660
6.000%	12/20/41	12	12,355
6.000%	02/20/42	13	13,344
6.500%	10/20/37	141	150,086
Government National Mortgage Assoc., 1 Month LIBOR + 1.645% (Cap 11.897%, Floor 1.645%)
6.026%(c)	11/20/60	551	557,840
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.050%, Floor 1.735%)
6.122%(c)	07/20/60	813	824,898
Government National Mortgage Assoc., 1 Month LIBOR + 1.827% (Cap 12.113%, Floor 1.827%)
6.214%(c)	09/20/60	1,100	1,114,265
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.646%, Floor 2.400%)
6.787%(c)	04/20/60	866	887,068
Resolution Funding Corp. Principal Strips, Bonds
3.479%(s)	04/15/30	55	41,362
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	1,031	1,054,067
5.250%	09/15/39	760	811,411
Tennessee Valley Authority Generic Strips, Bonds
2.705%(s)	09/15/30	492	355,084
2.897%(s)	03/15/33	123	79,651

Total U.S. Government Agency Obligations (cost $1,424,995,301)			1,375,439,726
U.S. Treasury Obligations — 12.5%
U.S. Treasury Bonds
1.250%	05/15/50	12,651	7,357,347
1.750%	08/15/41	20,144	14,582,150
1.875%	11/15/51	34,685	23,618,317
2.000%	11/15/41(h)(k)	110,305	83,211,334
2.000%	02/15/50	8	5,670
2.000%	08/15/51	10,020	7,048,444
2.250%	05/15/41	1,280	1,016,600

A59

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.375%	11/15/49	8,060	$6,227,609
2.375%	05/15/51	18,375	14,108,555
2.500%	02/15/45	11,102	8,855,580
2.750%	11/15/47	11,102	9,236,878
2.875%	05/15/52	410	350,870
3.000%	02/15/48	11,887	10,367,693
3.000%	08/15/52	5,640	4,956,150
3.250%	05/15/42	41,585	38,368,660
3.375%	08/15/42	25,095	23,569,695
3.375%	11/15/48	5,120	4,789,600
3.875%	02/15/43(a)	13,790	13,912,817
4.000%	11/15/42(a)	12,590	12,932,291
4.000%	11/15/52	21,057	22,356,612
4.250%	11/15/40	1,142	1,225,152
4.625%	02/15/40	1,142	1,284,036
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	02/15/52	1,075	744,608
0.250%	02/15/50	6,121	4,434,866
0.750%	07/15/28	39,593	38,825,118
1.125%	01/15/33(a)	33,982	33,884,987
U.S. Treasury Notes
0.375%	04/30/25	4,024	3,732,260
0.375%	01/31/26	5	4,539
2.750%	08/15/32	27,800	26,162,406
2.875%	05/15/32(k)	18,135	17,259,420
3.625%	03/31/30	2,310	2,321,189
4.000%	02/29/28	270	274,915
4.000%	10/31/29	6,110	6,257,977
4.125%	10/31/27	28,940	29,500,712
4.625%	03/15/26	130	132,966
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	4,494	2,183,979
2.380%(s)	02/15/42	40,000	19,010,938
2.384%(s)	02/15/43	13,925	6,343,490
3.930%(s)	02/15/41	1,150	573,068

Total U.S. Treasury Obligations (cost $560,664,084)			501,029,498

	Shares
Exchange-Traded Funds — 3.1%
iShares Core U.S. Aggregate Bond ETF	625,063	62,281,278
Vanguard Total Bond Market ETF	845,646	62,434,044

Total Exchange-Traded Funds (cost $134,754,297)		124,715,322

Total Long-Term Investments (cost $4,669,699,237)		4,348,455,475
Short-Term Investments — 6.7%
Affiliated Mutual Fund — 3.4%
PGIM Institutional Money Market Fund (cost $135,112,296; includes $134,264,950 of cash collateral for securities on loan)(b)(we)	135,153,677	135,086,100

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
4.842%	05/26/23	1,430	$1,418,855
(cost $1,419,550)
U.S. Treasury Obligations(n) — 0.2%
U.S. Treasury Bills
4.736%	05/18/23	2,530	2,515,289
4.625%	05/25/23(a)	4,740	4,708,362
4.657%	06/01/23	2,320	2,302,630

Total U.S. Treasury Obligations (cost $9,524,518)			9,526,281

	Shares
Unaffiliated Fund — 3.1%
Dreyfus Government Cash Management (Institutional Shares)	122,028,265	122,028,265
(cost $122,028,265)
Options Purchased*~ — 0.0%
(cost $656,624)		441,796

Total Short-Term Investments (cost $268,741,253)		268,501,297

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—115.5% (cost $4,938,440,490)		4,616,956,772

Interest Rate	Maturity Date	Principal Amount (000)#
Security Sold Short — 0.0%
Corporate Bond
Pharmaceuticals
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	427,000	419,338
(cost $425,856)
Options Written*~ — (0.1)%
(premiums received $2,832,983)				(2,534,877)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN—115.4% (cost $4,936,033,363)				4,614,841,233

Liabilities in excess of other assets(z) — (15.4)%				(617,552,638)

Net Assets — 100.0%				$3,997,288,595

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen

A60

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSC	Morgan Stanley & Co. LLC
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,423,651 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $132,526,035; cash collateral of $134,264,950 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,995,468. The aggregate value of $3,747,478 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $23,800,000 is 0.6% of net assets.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A61

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Unfunded loan commitments outstanding at March 31, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenaHealth Group Inc, Initial Delayed Draw Term Loan, SONIA + 8.000%, 8.243%(c), Maturity Date 02/15/29 (cost $126,243)	127	$117,806	$—	$(8,437)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	1.500%	TBA	04/13/23	$(325)		$(255,078)
Federal National Mortgage Assoc.	2.500%	TBA	04/13/23	(6,374)		(5,493,591)
Federal National Mortgage Assoc.	3.000%	TBA	04/13/23	(36,669)		(32,901,611)
Federal National Mortgage Assoc.	3.500%	TBA	04/13/23	(50,700)		(47,109,410)
Federal National Mortgage Assoc.	3.500%	TBA	05/11/23	(11,500)		(10,692,754)
Federal National Mortgage Assoc.	4.000%	TBA	04/13/23	(19,174)		(18,338,207)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $112,809,158)						$(114,790,651)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	04/07/23	$109.50		27		27	$12,445
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$109.50		27		27	19,195
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$110.25		19		19	8,609
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$111.00		38		38	10,984
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$112.50		19		19	2,227
10 Year U.S. Treasury Notes Futures	Call	04/07/23	$114.75		52		52	34,937
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$114.75		7		7	7,109
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$116.75		12		12	4,500
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$119.00		13		13	1,625
20 Year U.S. Treasury Notes Futures	Call	04/07/23	$130.00		9		9	14,906
20 Year U.S. Treasury Notes Futures	Call	04/07/23	$130.50		9		9	12,094
20 Year U.S. Treasury Notes Futures	Call	04/21/23	$130.50		3		3	6,094
20 Year U.S. Treasury Notes Futures	Call	04/21/23	$134.00		9		9	6,469
20 Year U.S. Treasury Notes Futures	Call	04/21/23	$137.00		7		7	1,969
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.88		137		343	70,212
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$96.00		327		818	196,200
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$105.00		1,500		1,500	11,720
10 Year U.S. Treasury Notes Futures	Put	04/07/23	$114.25		28		28	8,313
10 Year U.S. Treasury Notes Futures	Put	04/07/23	$114.50		21		21	7,875
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$114.50		6		6	4,313
Total Options Purchased (cost $656,624)								$441,796
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$107.00		56		56	$(142,188)
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$107.50		62		62	(128,844)
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$109.00		56		56	(53,813)
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$109.75		37		37	(22,836)
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$110.00		345		345	(183,281)
10 Year Euro-Bund Futures	Call	04/21/23	136.50		8	EUR	8	(9,977)
10 Year Euro-Bund Futures	Call	04/21/23	137.00		13	EUR	13	(13,535)
A62

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/07/23	$115.00		61		61	$(33,359)
10 Year U.S. Treasury Notes Futures	Call	04/07/23	$115.75		25		25	(7,031)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$114.00		101		101	(145,187)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$115.00		68		68	(61,625)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$115.50		127		127	(89,297)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$116.00		113		113	(61,797)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$117.00		19		19	(6,234)
10 Year U.S. Treasury Notes Futures	Call	05/26/23	$115.00		25		25	(35,937)
20 Year U.S. Treasury Notes Futures	Call	04/07/23	$131.00		6		6	(6,375)
20 Year U.S. Treasury Notes Futures	Call	04/21/23	$132.00		3		3	(3,984)
20 Year U.S. Treasury Notes Futures	Call	04/21/23	$132.50		3		3	(3,422)
20 Year U.S. Treasury Notes Futures	Call	04/21/23	$133.00		9		9	(8,859)
British Pound Currency	Call	04/06/23	122.00		11		7	(11,069)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.25		274		685	(59,937)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.38		654		1,635	(171,675)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$106.50		127		127	(2,977)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$107.00		80		80	(3,125)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$107.75		100		100	(10,937)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$108.00		25		25	(3,711)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$108.50		384		384	(102,000)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$109.00		190		190	(86,094)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$109.25		63		63	(35,930)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$110.00		76		76	(77,781)
10 Year Euro-Bund Futures	Put	04/21/23	134.00		30	EUR	30	(22,775)
10 Year Euro-Bund Futures	Put	04/21/23	138.00		9	EUR	9	(27,524)
10 Year U.S. Treasury Notes Futures	Put	04/07/23	$113.50		28		28	(3,063)
10 Year U.S. Treasury Notes Futures	Put	04/07/23	$114.00		49		49	(10,719)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$111.50		1		1	(78)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$112.50		62		62	(9,688)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$113.00		87		87	(21,750)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$114.00		358		358	(184,594)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$115.00		25		25	(24,609)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$117.00		38		38	(91,437)
20 Year U.S. Treasury Notes Futures	Put	04/07/23	$130.00		6		6	(3,000)
20 Year U.S. Treasury Notes Futures	Put	04/21/23	$129.00		12		12	(9,563)
20 Year U.S. Treasury Notes Futures	Put	04/21/23	$130.00		37		37	(42,781)
Australian Dollar Currency	Put	04/06/23	69.00		9		9	(18,000)
Total Exchange Traded (premiums received $2,291,692)								$(2,052,398)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.40.V1, 06/20/28	Call	GSI	04/19/23	0.85%	CDX.NA.IG.40.V1(Q)	1.00%(Q)	91,280		$(425,014)
CDX.NA.IG.40.V1, 06/20/28	Put	GSI	04/19/23	0.85%	1.00%(Q)	CDX.NA.IG.40.V1(Q)	91,280		(57,465)
Total OTC Swaptions (premiums received $541,291)									$(482,479)
Total Options Written (premiums received $2,832,983)									$(2,534,877)
A63

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
151	30 Day Federal Funds	Apr. 2023	$59,892,020	$(287)
13	3 Month CME SOFR	Jun. 2023	3,091,563	(45,577)
83	3 Month CME SOFR	Sep. 2023	19,794,463	28,544
74	3 Month CME SOFR	Dec. 2025	17,957,025	125,694
1,092	2 Year U.S. Treasury Notes	Jun. 2023	225,446,813	730,700
55	5 Year Euro-Bobl	Jun. 2023	7,031,247	159,198
8,227	5 Year U.S. Treasury Notes	Jun. 2023	900,920,753	14,952,326
130	10 Year Australian Treasury Bonds	Jun. 2023	10,678,646	343,393
56	10 Year U.K. Gilt	Jun. 2023	7,139,583	200,069
1,033	10 Year U.S. Treasury Notes	Jun. 2023	118,714,302	2,006,643
247	10 Year U.S. Ultra Treasury Notes	Jun. 2023	29,921,736	991,433
792	20 Year U.S. Treasury Bonds	Jun. 2023	103,875,750	2,712,561
778	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	109,795,250	4,055,066
187	Australian Dollar Currency	Jun. 2023	12,530,870	(75,686)
13	British Pound Currency	Jun. 2023	1,003,844	26,285
19	Euro Currency	Jun. 2023	2,589,581	65,393
60	Euro-OAT	Jun. 2023	8,474,066	290,785
164	Japanese Yen Currency	Jun. 2023	15,626,125	417,515
886	Mexican Peso	Jun. 2023	24,218,810	243,241
				27,227,296
Short Positions:
740	3 Month CME SOFR	Dec. 2023	177,045,000	(25,808)
327	3 Month CME SOFR	Dec. 2024	79,195,313	(562,437)
1,856	2 Year U.S. Treasury Notes	Jun. 2023	383,177,002	(3,216,875)
27	5 Year Euro-Bobl	Jun. 2023	3,451,703	(82,461)
49	10 Year Euro-Bund	Jun. 2023	7,218,605	(156,357)
12	10 Year Japanese Bonds	Jun. 2023	13,386,857	(244,094)
5,956	10 Year U.S. Treasury Notes	Jun. 2023	684,474,717	(13,612,432)
502	10 Year U.S. Ultra Treasury Notes	Jun. 2023	60,812,597	(1,709,810)
1,118	20 Year U.S. Treasury Bonds	Jun. 2023	146,632,688	(5,318,092)
34	30 Year Euro Buxl	Jun. 2023	5,193,931	(286,656)
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	705,625	(5,165)
12	Canadian Dollar Currency	Jun. 2023	887,880	(16,352)
19	Euro Schatz Index	Jun. 2023	2,177,898	(22,415)
				(25,258,954)
				$1,968,342
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/23	MSC	AUD	17,351	$12,098,446	$11,605,972	$—	$(492,474)
British Pound,
Expiring 04/04/23	BNP	GBP	4,668	5,727,638	5,758,875	31,237	—
Canadian Dollar,
Expiring 04/18/23	JPM	CAD	29,506	22,092,902	21,837,762	—	(255,140)
Euro,
Expiring 04/04/23	SSB	EUR	953	1,027,431	1,033,785	6,354	—
Expiring 04/04/23	TD	EUR	36,748	39,610,748	39,861,956	251,208	—
Expiring 04/18/23	BNP	EUR	2,521	2,729,020	2,737,003	7,983	—
A64

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 04/18/23	JPM	INR	5,329	$63,982	$64,808	$826	$—
Japanese Yen,
Expiring 04/18/23	GSI	JPY	385,460	2,947,282	2,911,434	—	(35,848)
Expiring 04/18/23	GSI	JPY	128,230	946,312	968,539	22,227	—
Expiring 04/18/23	GSI	JPY	128,140	946,318	967,859	21,541	—
Expiring 04/18/23	GSI	JPY	128,000	946,249	966,801	20,552	—
Expiring 04/18/23	GSI	JPY	127,920	946,343	966,197	19,854	—
Expiring 04/18/23	GSI	JPY	23,879	176,342	180,361	4,019	—
South African Rand,
Expiring 04/18/23	GSI	ZAR	15,477	903,591	867,877	—	(35,714)
				$91,162,604	$90,729,229	385,801	(819,176)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/23	GSI	GBP	4,668	$5,647,769	$5,758,875	$—	$(111,106)
Expiring 04/18/23	MSC	GBP	1,463	1,786,427	1,804,872	—	(18,445)
Expiring 05/02/23	BNP	GBP	4,668	5,730,870	5,762,234	—	(31,364)
Canadian Dollar,
Expiring 04/18/23	JPM	CAD	3,680	2,744,245	2,723,598	20,647	—
Expiring 04/18/23	JPM	CAD	3,667	2,722,483	2,714,063	8,420	—
Chinese Renminbi,
Expiring 04/18/23	JPM	CNH	53,953	7,882,284	7,861,084	21,200	—
Euro,
Expiring 04/04/23	SSB	EUR	330	352,235	358,128	—	(5,893)
Expiring 04/04/23	TD	EUR	37,371	39,843,524	40,537,613	—	(694,089)
Expiring 05/02/23	TD	EUR	36,748	39,674,579	39,924,990	—	(250,411)
Indonesian Rupiah,
Expiring 04/18/23	JPM	IDR	206,225,530	13,197,378	13,789,229	—	(591,851)
Japanese Yen,
Expiring 04/18/23	GSI	JPY	527,347	3,976,919	3,983,122	—	(6,203)
Mexican Peso,
Expiring 04/18/23	GSI	MXN	380,781	19,237,194	21,056,618	—	(1,819,424)
Expiring 04/18/23	GSI	MXN	10,061	540,827	556,358	—	(15,531)
				$143,336,734	$146,830,784	50,267	(3,544,317)
						$436,068	$(4,363,493)
Cross currency exchange contracts outstanding at March 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/18/23	Buy	NOK	48,181	EUR	4,536	$—	$(318,605)	MSC
Credit default swap agreements outstanding at March 31, 2023:
A65

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Apache Corp.	06/20/26	1.000%(Q)	653	1.287%	$(23,996)	$(5,363)	$18,633
Apache Corp.	12/20/26	1.000%(Q)	3,241	1.470%	(71,183)	(50,500)	20,683
					$(95,179)	$(55,863)	$39,316

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,235	$(17,665)	$(44,303)	$26,638	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	17,279	$52,293	$(288,273)	$(340,566)
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	94,598	(461,266)	(1,113,463)	(652,197)
				$(408,973)	$(1,401,736)	$(992,763)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)		Value at Trade Date		Value at March 31, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	41,960		*		$502,418		$502,023		$(395)
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	148,524		0.754%		1,173,539		1,748,197		574,658
							$1,675,957		$2,250,220		$574,263
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling
A66

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,490	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.178%	$152,757	$509,059	$356,302
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.178%	36,002	206,913	170,911
JPY	1,200,700	05/09/46	0.641%(S)	1 Day TONAR(1)(S)/ (0.030)%	1,606	850,984	849,378
JPY	1,200,700	05/09/46	0.641%(T)	1 Day TONAR(2)(T)/ (0.030)%	(151,657)	(711,535)	(559,878)
MXN	251,640	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	112,406	(717,098)	(829,504)
	6,996	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	—	107,036	107,036
	9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	—	167,973	167,973
	4,763	08/15/28	1.130%(A)	1 Day SOFR(1)(A)/ 4.870%	19,067	593,273	574,206
	24,265	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.870%	(8,613)	2,906,541	2,915,154
	12,682	02/15/29	2.850%(A)	1 Day SOFR(1)(A)/ 4.870%	50,443	338,559	288,116
	21,412	04/30/29	3.270%(A)	1 Day SOFR(1)(A)/ 4.870%	(43,270)	118,095	161,365
	8,292	06/30/29	3.850%(A)	1 Day SOFR(1)(A)/ 4.870%	(2,224)	(247,004)	(244,780)
	4,201	09/30/29	3.250%(A)	1 Day SOFR(1)(A)/ 4.870%	1,831	5,585	3,754
	19,465	12/31/29	3.250%(A)	1 Day SOFR(2)(A)/ 4.870%	(95,975)	71,847	167,822
	11,183	12/31/29	3.400%(A)	1 Day SOFR(2)(A)/ 4.870%	27,310	137,914	110,604
	6,134	03/18/32	2.000%(A)	1 Day SOFR(1)(A)/ 4.870%	49,720	578,138	528,418
	5,351	02/15/47	1.520%(A)	1 Day SOFR(1)(A)/ 4.870%	(170,844)	1,418,182	1,589,026
	10,140	02/15/47	1.729%(A)	1 Day SOFR(1)(A)/ 4.870%	—	2,331,713	2,331,713
	2,159	08/15/47	1.650%(A)	1 Day SOFR(1)(A)/ 4.870%	217,084	549,044	331,960
	10,767	02/15/48	2.510%(A)	1 Day SOFR(1)(A)/ 4.870%	70,660	1,051,599	980,939
	4,370	05/15/48	3.150%(A)	1 Day SOFR(1)(A)/ 4.870%	(1,406,645)	(69,665)	1,336,980
	7,960	04/21/52	2.500%(A)	1 Day SOFR(1)(A)/ 4.870%	7,418	759,894	752,476
	5,855	03/15/53	2.880%(A)	1 Day SOFR(1)(A)/ 4.870%	68,197	100,107	31,910
	14,590	03/15/53	2.970%(A)	1 Day SOFR(1)(A)/ 4.870%	27,446	(6,728)	(34,174)
	1,105	06/21/53	3.250%(A)	1 Day SOFR(1)(A)/ 4.870%	(12,120)	(67,484)	(55,364)
					$(1,049,401)	$10,982,942	$12,032,343

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.290%	JPM	09/20/23	(6,854)	$(84,372)	$—	$(84,372)
U.S. Treasury Bond(T)	1 Day USOIS +11bps(T)/ 4.940%	JPM	05/02/23	14,560	(241,454)	—	(241,454)
A67

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Total return swap agreements outstanding at March 31, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	JPM	05/10/23	28,570	$(184,037)	$—	$(184,037)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	JPM	05/17/23	41,895	1,026,364	—	1,026,364
U.S. Treasury Bond(T)	1 Day USOIS +15bps(T)/ 4.980%	JPM	06/29/23	22,375	217,120	—	217,120
					$733,621	$—	$733,621
(1) On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A68